                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09013
                                                      ---------

                         Eaton Vance Senior Income Trust
--------------------------------------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     June 30
                                     -------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE SENIOR INCOME TRUST

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122.

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SENIOR INCOME TRUST as of June 30, 2004
LETTER TO SHAREHOLDERS

[PHOTO OF JAMES B. HAWKES]

JAMES B. HAWKES
PRESIDENT

Amid an improving economic outlook, Eaton Vance Senior Income Trust, a closed-end fund traded on the New York Stock Exchange under the symbol EVF, again provided an attractive yield in a portfolio of senior floating-rate loans. Based on the Trust's June monthly dividend of $0.035 per share and a closing share price of $9.46, the Trust's market yield was 4.44% at June 30, 2004.(1)

AS THE ECONOMY STRENGTHENED AND INFLATION REEMERGED, SHORT-TERM INTEREST RATES EDGED HIGHER...

The fiscal year ended June 30, 2004 showed signs of a stronger economy and a continued improvement in credit climate for corporate borrowers. The Federal Reserve, which had kept a stable monetary policy throughout the first half of 2004, responded to anecdotal signs of inflation by raising its benchmark Federal Funds rate to 1.25% from 1.00% on June 30. While short-term rates remained very low by historical standards, the Fed indicated that it was prepared to raise rates again to halt any further inflationary momentum.

FLOATING-RATE LOANS POSTED A SOLID PERFORMANCE DURING THE FISCAL YEAR...

With credit quality improving and companies sporting healthier balance sheets, the loan market turned in a solid performance during the fiscal year. According to Loan Pricing Corp., new leveraged loan volume rose significantly in the second quarter of 2004 over the same period a year earlier, boosted, in part, by increased deal-making, rising merger and acquisition activity and corporate debt restructurings.

Investor demand was equally strong, as loan investors were attracted to one of the few income asset classes that could benefit from rising rates. That is, loans are priced at a credit spread over a floating short-term benchmark, typically the London-Interbank Offered Rate (LIBOR). Historically, when short-term rates (LIBOR) have moved higher, shareholders have benefited.

LOAN MARKET VOLATILITY REMAINED RELATIVELY LOW...

The loan market exhibited relatively low volatility during the fiscal year. That is an important consideration for investors in times of economic or political uncertainty, and especially in a rising rate environment. Importantly, we believe a rebounding economy can provide still more income opportunities in senior floating-rate loans. In the pages that follow, portfolio managers John Redding, Scott Page and Payson Swaffield discuss the events that impacted the loan market and the Trust during the past year.


                                               Sincerely,

                                               /s/ James B. Hawkes
                                               James B. Hawkes
                                               President
                                               August 11, 2004

TRUST INFORMATION
as of June 30, 2004

PERFORMANCE(2)
----------------------------------------------------------
Average Annual Total Return (by share price, NYSE)

One Year                                            11.59%
Five Years                                           6.78
Life of Fund (10/30/98)                              6.86

Average Annual Total Return (at net asset value)

One Year                                             8.65%
Five Years                                           5.02
Life of Fund (10/30/98)                              5.51

(1) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE MARKET PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED.

          SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL CHANGE.

EATON VANCE SENIOR INCOME TRUST as of June 30, 2004
MANAGEMENT DISCUSSION

[PHOTO OF JOHN P. REDDING]

JOHN P. REDDING

AN INTERVIEW WITH JOHN P. REDDING, SCOTT H. PAGE AND PAYSON F. SWAFFIELD, PORTFOLIO MANAGERS OF EATON VANCE SENIOR INCOME TRUST.

Q: JOHN, THE ECONOMY STARTED TO SHOW SIGNS OF A SUSTAINABLE RECOVERY IN 2004. HOW WOULD YOU CHARACTERIZE THE LOAN MARKET DURING THE FISCAL YEAR?

A: MR. REDDING: The loan market has responded well to the economic recovery and a continuing improvement in credit quality. With improving business conditions, the revenue outlook for many companies has brightened, giving many companies the ability to restructure their debt burden and improve their balance sheets.

     The more robust economy and emerging signs of inflation have pushed interest rates modestly higher. After having held the line on short-term rates throughout the first half of the year, the Federal Reserve raised its benchmark Federal Funds rate - a key short-term interest rate barometer - to 1.25% from 1.00% on June 30. That move represented the first such rate hike since May 2000 and could suggest still higher interest rates in the months ahead.

     While the loan market's underlying fundamentals have improved, market technicals have firmed as well. Investor demand has been very strong, more than enough to offset the record increase in supply. The secondary market was equally strong, with bid prices on loans slightly above par. While strong demand resulted in a slight narrowing of credit spreads, loan yields still remained relatively attractive.

[PHOTO OF SCOTT H. PAGE]

SCOTT H. PAGE

Q:   SCOTT, HOW WOULD YOU EVALUATE THE TRUST'S PERFORMANCE IN THIS ENVIRONMENT?

A: MR. PAGE: The Trust posted a strongly positive total return during the fiscal year ended June 30, 2004. Based on share price, the Trust had a total return of 11.59%. On a net asset value basis, the Trust's 8.65% return outperformed its benchmark, the CSFB Leveraged Loan Index, which had a total return of 7.47%.(1)

     That outperformance was especially noteworthy in light of the fact that the Trust was underweighted in the telecom and technology sectors, areas which bounced back dramatically in the first half of the fiscal year.

FIVE LARGEST SECTOR WEIGHTINGS(2)

CHEMICALS                   8.8%

AUTO COMPONENTS             8.6%

REAL ESTATE                 8.4%

CABLE TELEVISION            8.1%

PUBLISHING & PRINTING       7.9%

TEN LARGEST HOLDINGS(3)

Charter Communications Operating, LLC       2.9%
Rite Aid Corp.                              1.9
Qwest Corp.                                 1.6
CenterPoint Energy, Inc.                    1.6
Graphic Packaging International, Inc.       1.6
TRW Automotive Holdings Corp.               1.6
Nextel Finance Company                      1.6
Silgan Holdings, Inc.                       1.5
Regal Cinemas Corp.                         1.4
Metro-Goldwyn-Mayer Studios, Inc.           1.4

TRUST OVERVIEW(3)

Total net assets                 $318.8 million

Number of borrowers                         300

Industries represented                       49

Days to interest rate reset             54 days

Average size per borrowing       $ 1.57 million

As % of total net assets                   0.29%

(1) The CSFB Leveraged Loan Index is an unmanaged representative index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. It is not possible to invest directly in an Index. (2) Five Largest Sector Weightings account for 41.8% of the Trust's net assets, determined by dividing the total market value of the holdings by the net assets of the Trust. (3) Ten Largest Holdings account for 17.1% of the Trust's investments, determined by dividing the total market value of the holdings by the total net assets of the Trust. Ten Largest Holdings and Trust Overview are as of 6/30/04 and are subject to change. Five Largest Sector Weightings, Ten Largest Holdings and Trust Overview information refers only to the senior floating-rate loan portion of the Trust and are subject to change.

[PHOTO OF PAYSON F. SWAFFIELD]

PAYSON F. SWAFFIELD

Q:   PAYSON, WHAT ACCOUNTED FOR INCREASED INVESTOR DEMAND DURING THE FISCAL
     YEAR?

A: MR. SWAFFIELD: Investors saw an opportunity to benefit from the prospect of rising rates. With more robust economic activity and some emerging signs of inflation, there was a growing likelihood that the Fed would raise rates, as it finally did on June 30.

     Unlike fixed-rate bonds, floating-rate loans have reset provisions, which allow interest on the loans to be adjusted in response to changing short-term interest rate levels (e.g., LIBOR), usually within 40 to 90 days. That provision distinguishes floating-rate loans from other income-producing asset classes, which typically decline in price as interest rates rise.

Q:   WHY DID CREDIT SPREADS NARROW DURING THE FISCAL YEAR?

A: MR. REDDING: The Trust's average spread over LIBOR did narrow slightly during the period. This trend has been driven primarily by two factors: increased investor demand and opportunistic repricings, which stemmed from improving business fundamentals. Importantly, despite such repricing activity, credit spreads remain attractive relative to our long-term experience.

Q:   HOW HAVE YOU POSITIONED THE TRUST IN RECENT MONTHS?

A: MR. PAGE: We've continued our efforts to diversify the Trust's Senior Loan investments on a sector basis. As a result, at June 30, 2004, the Trust had investments in 300 issuers representing 49 different industries. The Trust's largest sector weightings at June 30 were chemicals, at 8.8% of net assets (5.2% of total investments); auto components, at 8.6% (5.1% of total investments); real estate, at 8.4% (5.0% of total investments); cable television, at 8.1% (4.8% of total investments); and publishing and printing, at 7.9% (4.7% of total invstments). That broad sector diversification mitigated the risk of a downturn in any single area of the economy.

Q:   DID THE TRUST HAVE AN EXPOSURE TO THE ECONOMIC RECOVERY.

A: MR. SWAFFIELD: Yes. The Trust's investments included companies we believe can benefit from an economic recovery. Real estate was one of the largest sector weightings, with holdings including companies that manage diversified portfolios of retail, apartment and commercial office and multi-use properties.

     Auto components was another GDP-sensitive area where the Trust had investments. These companies make parts for original equipment manufacturers as well as for the aftermarket. Many have global manufacturing facilities and serve global markets.

     Chemicals was another investment area that could benefit from increased demand. The Trust had investments in manufacturers of commodity-grade chemicals that are key ingredients used in plastics, as well as speciality chemicals used in household products and pharmaceutical applications.

Q:   WHICH NON-ECONOMICALLY SENSITIVE AREAS DID THE TRUST EMPHASIZE?

A: MR. PAGE: Cable television remained a significant investment for the Trust. Cable has been an attractive area because of its historically consistent revenue stream. The Trust had investments in operators in urban markets, as well as rural areas. While subscriber growth rates have slowed in recent years, some cable companies have benefited from a restructuring of debt that has strengthened their financial underpinnings. In addition, cable operators have added revenue-enhancing services such as video-on-demand and Internet services, and may soon be positioned to compete for telephone services.

     Other defensive sectors included food and beverages, entertainment, health care and drug retailers. These companies included a leading drug chain with 3,400 stores in 28 states; a nationwide operator of acute care hospitals; and an operator of 550 multiplex movie theaters targeting suburbs and mid-size markets in 39 states. These segments of the economy have tended to have relatively stable revenues and have generally been resistant to economic downturns.

Q:   WERE THERE ANY SECTORS WHOSE PERFORMANCE HURT THE TRUST'S PERFORMANCE?

A: MR. REDDING: There were no sectors that specifically hurt the Trust's performance. However, as Scott indicated previously, the Trust underweighted the technology and telecom sectors. These sectors declined sharply during 2002's loan market decline and, not surprisingly, rebounded more than the broad market as the economy recovered in 2003 and 2004. Currently, we believe these sectors represent a heightened level of risk in the event of an economic reversal and have underweighted the Trust's exposure to these sectors.

Q: WOULD YOU COMMENT ON THE TRUST'S USE OF FINANCIAL LEVERAGE DURING THE LAST FISCAL YEAR?

A: MR. SWAFFIELD: At June 30, 2004, the Trust had leverage in the amount of approximately 42% of the Trust's total assets. The Trust uses leverage through the issuance of preferred shares and a borrowing program. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of the common shares).

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE SENIOR INCOME TRUST as of June 30, 2004
PORTFOLIO OF INVESTMENTS

PRINCIPAL
AMOUNT                        BORROWER/TRANCHE DESCRIPTION                VALUE
-----------------------------------------------------------------------------------------
SENIOR, FLOATING RATE INTERESTS -- 147.3%(1)

ADVERTISING -- 0.9%

$     300,000   Adams Outdoor Advertising, L.P.
                Term Loan, Maturing April 15, 2012                        $       304,125
    2,500,000   Lamar Media Corp.
                Term Loan, Maturing June 30, 2010                               2,535,000
-----------------------------------------------------------------------------------------
                                                                          $     2,839,125
-----------------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 1.6%

$     498,750   Alliant Techsystems, Inc.
                Term Loan, Maturing March 31, 2011                        $       503,582
      897,750   ARINC, Inc.
                Term Loan, Maturing March 10, 2010                                906,727
    2,000,000   Transdigm, Inc.
                Term Loan, Maturing July 22, 2010                               2,023,126
    1,586,107   United Defense Industries, Inc.
                Term Loan, Maturing October 6, 2005                             1,601,142
-----------------------------------------------------------------------------------------
                                                                          $     5,034,577
-----------------------------------------------------------------------------------------

AUTO COMPONENTS -- 8.3%

$   1,900,000   Accuride Corp.
                Term Loan, Maturing September 30, 2004                    $     1,938,000
                Collins & Aikman Products Co.
      292,155   Term Loan, Maturing December 31, 2004                             293,128
      204,725   Term Loan, Maturing December 31, 2005                             207,054
      438,596   Revolving Loan, Maturing December 31, 2005                        442,982
      783,289   Term Loan, Maturing December 31, 2005                             792,101
    1,400,000   Dayco Products, LLC
                Term Loan, Maturing June 23, 2011                               1,421,875
      984,925   Dura Operating Corp.
                Term Loan, Maturing March 31, 2007                                993,235
                Exide Technologies
      915,000   Term Loan, Maturing May 5, 2010                                   918,146
      915,000   Term Loan, Maturing May 5, 2010                                   922,434
                Federal-Mogul Corp.
      750,000   Term Loan, Maturing February 24, 2005                             693,750
    1,500,000   Term Loan, Maturing February 24, 2005                           1,387,500
      763,183   Term Loan, Maturing February 24, 2005                             767,953
    2,153,125   HLI Operating Co., Inc.
                Term Loan, Maturing June 3, 2009                                2,197,533
      442,643   J.L. French Automotive Castings, Inc.
                Term Loan, Maturing March 25, 2011                                444,718
      150,000   Meridian Automotive Systems, Inc.
                Term Loan, Maturing April 27, 2010                                150,500
    1,318,193   Metaldyne, Inc.
                Term Loan, Maturing December 31, 2009                           1,319,704
$     494,828   Plastech Engineered Products, Inc.
                Term Loan, Maturing March 31, 2010                        $       502,559
      500,000   R.J. Tower Corp.
                Term Loan, Maturing January 29, 2010                              512,187
    1,386,841   Tenneco Automotive
                Term Loan, Maturing December 12, 2010                           1,417,178
                The Goodyear Tire & Rubber Co.
      900,000   Term Loan, Maturing March 31, 2006                                911,812
    2,500,000   Term Loan, Maturing March 31, 2006                              2,531,640
      650,000   TI Automotive, Ltd.
                Term Loan, Maturing June 30, 2011                                 653,250
                TRW Automotive, Inc.
    2,871,644   Term Loan, Maturing February 28, 2005                           2,898,267
    2,089,855   Term Loan, Maturing February 28, 2011                           2,129,475
-----------------------------------------------------------------------------------------
                                                                          $    26,446,981
-----------------------------------------------------------------------------------------

BROADCAST MEDIA -- 3.3%

$     932,443   Block Communications
                Term Loan, Maturing November 30, 2009                     $       944,098
    1,975,000   Cumulus Media, Inc.
                Term Loan, Maturing March 28, 2010                              2,001,169
      997,500   Gray Television, Inc.
                Term Loan, Maturing December 31, 2010                           1,005,293
                Lin Television Corp.
      747,857   Term Loan, Maturing December 31, 2007                             757,673
      692,143   Term Loan, Maturing December 31, 2007                             701,948
                Nexstar Broadcasting, Inc.
      750,077   Term Loan, Maturing December 31, 2010                             758,046
      294,673   Term Loan, Maturing December 31, 2010                             297,067
    1,489,987   Rainbow Media Holdings, LLC
                Term Loan, Maturing March 14, 2008                              1,499,609
    2,650,000   Susquehanna Media Co.
                Term Loan, Maturing March 31, 2012                              2,678,986
-----------------------------------------------------------------------------------------
                                                                          $    10,643,889
-----------------------------------------------------------------------------------------

CABLE TELEVISION-- 7.7%

$     972,915   Adelphia Communications Corp.
                DIP Loan, Maturing March 31, 2005                         $       977,577
    1,494,183   Atlantic Broadband Finance, LLC
                Term Loan, Maturing February 10, 2011                           1,515,662
                Bresnan Communications, LLC
      500,000   Term Loan, Maturing September 30, 2009                            501,875
    1,000,000   Term Loan, Maturing September 30, 2010                          1,013,438
                Cebridge Connections, Inc.
      765,000   Term Loan, Maturing February 23, 2009                             774,562
      798,000   Term Loan, Maturing February 23, 2010                             796,005
    9,250,000   Charter Communications Operating, LLC
                Term Loan, Maturing April 27, 2011                              9,222,666

                        See notes to financial statements

PRINCIPAL
AMOUNT                        BORROWER/TRANCHE DESCRIPTION                VALUE
-----------------------------------------------------------------------------------------
CABLE TELEVISION (CONTINUED)

$   3,303,673   DirectTV Holdings, LLC
                Term Loan, Maturing March 6, 2010                         $     3,353,229
                Insight Midwest Holdings, LLC
    1,492,500   Term Loan, Maturing December 31, 2009                           1,515,198
    1,990,000   Term Loan, Maturing December 31, 2009                           2,020,264
      850,000   Mediacom Broadband, LLC
                Term Loan, Maturing September 30, 2010                            863,600
                Mediacom Southeast
      694,891   Revolving Loan, Maturing March 31, 2008                           667,096
    1,465,586   Term Loan, Maturing September 30, 2008                          1,483,906
-----------------------------------------------------------------------------------------
                                                                          $    24,705,078
-----------------------------------------------------------------------------------------

CASINOS AND GAMING -- 6.0%

$   3,000,000   Alliance Gaming Corp.
                Term Loan, Maturing September 5, 2009                     $     3,032,499
    1,340,774   Ameristar Casinos, Inc.
                Term Loan, Maturing December 31, 2006                           1,360,257
    2,885,505   Argosy Gaming Co.
                Term Loan, Maturing June 30, 2008                               2,918,870
    2,411,167   Aztar Corp.
                Term Loan, Maturing June 30, 2005                               2,411,167
    3,107,283   Isle of Capri Casinos
                Term Loan, Maturing April 25, 2008                              3,146,681
    1,072,288   Marina District Finance Co.
                Term Loan, Maturing December 31, 2007                           1,083,011
      948,320   Penn National Gaming, Inc.
                Term Loan, Maturing July 31, 2006                                 962,184
    1,322,603   Pinnacle Entertainment, Inc.
                Term Loan, Maturing December 18, 2009                           1,341,891
      995,000   Scientific Games Corp.
                Term Loan, Maturing December 31, 2009                           1,008,266
                Venetian Casino Resort, LLC/Las Vegas Sands, Inc.
      900,000   Term Loan, Maturing June 4, 2007                                  910,687
      978,772   Term Loan, Maturing June 4, 2008                                  992,638
-----------------------------------------------------------------------------------------
                                                                          $    19,168,151
-----------------------------------------------------------------------------------------

CHEMICALS -- 8.0%

$   1,275,000   Brenntag AG
                Term Loan, Maturing February 27, 2012                     $     1,293,727
      700,000   Celanese AG
                Term Loan, Maturing December 8, 2011                              723,333
                CP Kelco U.S., Inc.
      844,136   Term Loan, Maturing March 31, 2008                                850,819
      274,245   Term Loan, Maturing September 30, 2008                            276,130
      489,624   FMC Corp.
                Term Loan, Maturing October 21, 2007                              494,368
      673,000   Georgia Gulf Corp.
                Term Loan, Maturing December 2, 2010                              684,217
$     498,750   Hercules, Inc.
                Term Loan, Maturing October 8, 2010                       $       506,751
                Huntsman International
    1,154,381   Term Loan, Maturing June 30, 2007                               1,156,907
    1,154,381   Term Loan, Maturing June 30, 2008                               1,156,907
                Huntsman, LLC
      166,756   Term Loan, Maturing March 31, 2007                                166,756
    1,051,580   Term Loan, Maturing March 31, 2007                              1,051,580
    2,781,360   IMC Global, Inc.
                Term Loan, Maturing November 17, 2006                           2,795,267
      700,000   ISP Chemco, Inc.
                Term Loan, Maturing March 27, 2011                                706,708
                Kosa B.V.
    2,429,412   Term Loan, Maturing April 29, 2011                              2,470,408
    1,070,588   Term Loan, Maturing April 29, 2011                              1,088,654
    1,304,509   Kraton Polymers, LLC
                Term Loan, Maturing December 5, 2008                            1,326,252
    3,652,837   Nalco Co.
                Term Loan, Maturing November 4, 2010                            3,710,483
                Polymer Group, Inc.
    1,275,000   Term Loan, Maturing April 27, 2010                              1,285,359
    1,250,000   Term Loan, Maturing April 27, 2011                              1,251,562
      995,000   Rockwood Specialties Group, Inc.
                Term Loan, Maturing December 8, 2010                              999,353
      675,000   VWR International, Inc.
                Term Loan, Maturing April 7, 2011                                 686,812
      400,000   Wellman, Inc.
                Term Loan, Maturing February 10, 2009                             407,583
      495,000   Westlake Chemical Corp.
                Term Loan, Maturing July 31, 2010                                 501,806
-----------------------------------------------------------------------------------------
                                                                          $    25,591,742
-----------------------------------------------------------------------------------------

COAL -- 0.2%

$     740,625   Peabody Energy Corp.
                Term Loan, Maturing March 31, 2010                        $       749,605
-----------------------------------------------------------------------------------------
                                                                          $       749,605
-----------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 4.9%

$     298,128   Advanstar Communications, Inc.
                Term Loan, Maturing October 11, 2007                      $       300,053
    1,218,083   Anthony Crane Rental, L.P.
                Term Loan, Maturing July 20, 2006                                 919,653
    1,200,000   Baker & Taylor, Inc.
                Term Loan, Maturing May 6, 2011                                 1,200,000
    3,801,015   Coinmach Laundry Corp.
                Term Loan, Maturing July 25, 2009                               3,836,650
      984,773   Corrections Corp. of America
                Term Loan, Maturing March 31, 2008                                995,544

                        See notes to financial statements

PRINCIPAL
AMOUNT                        BORROWER/TRANCHE DESCRIPTION                VALUE
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES (CONTINUED)

$     848,003   Environmental Systems Products Holdings, Inc.
                Term Loan, Maturing December 12, 2008                     $       853,833
    1,980,000   Gate Gourmet Borrower, LLC
                Term Loan, Maturing December 31, 2008                           1,998,151
      442,151   Identity Now Holdings, LLC
                Term Loan, Maturing November 30, 2006(2)                          336,034
    1,918,506   Interline Brands, Inc.
                Term Loan, Maturing November 30, 2009                           1,931,696
    1,137,281   Panavision, Inc.
                Term Loan, Maturing January 12, 2007                            1,147,588
                United Rentals, Inc.
      166,667   Term Loan, Maturing February 14, 2011                             169,740
      831,250   Term Loan, Maturing February 14, 2011                             846,005
    1,000,000   Williams Scotsman, Inc.
                Term Loan, Maturing December 31, 2006                           1,011,250
-----------------------------------------------------------------------------------------
                                                                          $    15,546,197
-----------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 0.4%

$     425,000   InfoUSA, Inc.
                Term Loan, Maturing June 4, 2010                          $       430,312
      900,000   UGS Corp.
                Term Loan, Maturing May 27, 2011                                  917,719
-----------------------------------------------------------------------------------------
                                                                          $     1,348,031
-----------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.6%

                Formica Corp.
$      64,825   Term Loan, Maturing June 10, 2010                         $        65,797
      158,449   Term Loan, Maturing June 10, 2010                                 160,826
       81,031   Term Loan, Maturing June 10, 2010                                  82,246
      236,039   Term Loan, Maturing June 10, 2010                                 239,580
      530,221   Panolam Industries, Inc.
                Term Loan, Maturing December 31, 2006                             531,878
                Ply Gem Industries, Inc.
      661,343   Term Loan, Maturing February 12, 2011                             663,203
      116,708   Term Loan, Maturing February 12, 2011                             117,328
                Tapco International Corp.
        1,508   Term Loan, Maturing June 23, 2007                                   1,512
          906   Term Loan, Maturing June 23, 2008                                     909
-----------------------------------------------------------------------------------------
                                                                          $     1,863,279
-----------------------------------------------------------------------------------------

CONTAINERS  AND PACKAGING-METAL AND GLASS -- 2.6%

                Owens-Illinois, Inc.
$   1,000,000   Term Loan, Maturing April 1, 2007                         $     1,008,229
    1,500,000   Term Loan, Maturing April 1, 2008                               1,518,481
    4,585,784   Silgan Holdings, Inc.
                Term Loan, Maturing December 31, 2008                           4,635,943
$     997,500   U.S. Can Corp.
                Term Loan, Maturing January 10, 2010                      $     1,009,345
-----------------------------------------------------------------------------------------
                                                                          $     8,171,998
-----------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING-PAPER -- 5.4%

$   4,950,000   Graphic Packaging International, Inc.
                Term Loan, Maturing August 8, 2009                        $     5,036,625
      736,558   Greif Bros. Corp.
                Term Loan, Maturing August 31, 2008                               742,634
      550,973   Impaxx, Inc.
                Term Loan, Maturing December 31, 2005(2)                          441,880
    2,745,454   Jefferson Smurfit Corp.
                Term Loan, Maturing March 31, 200                               2,778,057
    3,071,619   Printpack Holdings, Inc.
                Term Loan, Maturing April 30, 2009                              3,104,255
    1,367,139   Solo Cup Co.
                Term Loan, Maturing February 27, 2011                           1,384,370
                Stone Container Corp.
    3,199,684   Term Loan, Maturing June 30, 2009                               3,234,180
      414,703   Term Loan, Maturing June 30, 2009                                 418,850
-----------------------------------------------------------------------------------------
                                                                          $    17,140,851
-----------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING-PLASTICS -- 2.2%

$   2,369,987   Berry Plastics Corp.
                Term Loan, Maturing July 22, 2010                         $     2,407,018
      650,000   Consolidated Container Holdings, LLC
                Term Loan, Maturing December 15, 2008                             656,500
    3,562,500   Crown Cork & Seal Americas, Inc.
                Term Loan, Maturing September 15, 2008                          3,622,061
      367,365   Tekni-Plex, Inc.
                Term Loan, Maturing March 31, 2006                                370,044
-----------------------------------------------------------------------------------------
                                                                          $     7,055,623
-----------------------------------------------------------------------------------------

EDUCATIONAL SERVICES -- 1.1%

$     349,125   American Achievement Corp.
                Term Loan, Maturing March 25, 2011                        $       354,035
    1,327,660   Jostens, Inc.
                Term Loan, Maturing July 15, 2010                               1,347,575
      978,657   Knowledge Learning Corp.
                Term Loan, Maturing May 15, 2010                                  989,667
      750,000   Weekly Reader Corp.
                Term Loan, Maturing March 18, 2009                                751,406
-----------------------------------------------------------------------------------------
                                                                          $     3,442,683
-----------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT                        BORROWER/TRANCHE DESCRIPTION                VALUE
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.8%

$     498,750   Communications & Power Industries, Inc.
                Term Loan, Maturing July 23, 2010                         $       507,166
      345,625   Global Cash Access, LLC
                Term Loan, Maturing March 10, 2010                                350,161
    1,600,000   Invensys International Holdings, Ltd.
                Term Loan, Maturing September 5, 2009                           1,620,000
-----------------------------------------------------------------------------------------
                                                                          $     2,477,327
-----------------------------------------------------------------------------------------

ENTERTAINMENT -- 5.8%

                Amfac Resorts, Inc.
$   1,059,035   Term Loan, Maturing September 30, 2004                    $     1,057,711
    1,059,035   Term Loan, Maturing September 30, 2005                          1,057,711
      625,000   Hollywood Entertainment Corp.
                Term Loan, Maturing March 31, 2008                                628,646
      700,000   Lions Gate Entertainment, Inc.
                Term Loan, Maturing December 31, 2008                             705,687
    4,500,000   Metro-Goldwyn-Mayer Studios, Inc.
                Term Loan, Maturing April 26, 2011                              4,522,500
                Six Flags Theme Parks, Inc.
       75,000   Revolving Loan, Maturing June 30, 2008                             72,750
    2,263,607   Term Loan, Maturing June 30, 2009                               2,289,072
    1,162,010   Universal City Development Partners, L.P.
                Term Loan, Maturing June 30, 2007                               1,167,094
    3,500,000   Vivendi Universal Entertainment, L.L.P.
                Term Loan, Maturing June 30, 2008                               3,523,516
    3,391,500   WMG Acquisition Corp.
                Term Loan, Maturing February 28, 2011                           3,446,612
-----------------------------------------------------------------------------------------
                                                                          $    18,471,299
-----------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES-- 2.6%

                Allied Waste Industries, Inc.
$     500,000   Term Loan, Maturing January 15, 2009                      $       509,330
    3,456,250   Term Loan, Maturing July 15, 2010                               3,524,711
    1,633,500   Casella Waste Systems, Inc.
                Term Loan, Maturing May 11, 2007                                1,653,919
      496,250   IESI Corp.
                Term Loan, Maturing September 30, 2010                            505,090
      527,686   Ionics, Inc.
                Term Loan, Maturing February 13, 2011                             533,622
      623,421   Stericycle, Inc.
                Term Loan, Maturing November 10, 2006                             627,318
    1,000,000   Waste Connections
                Term Loan, Maturing October 22, 2010                            1,008,750
-----------------------------------------------------------------------------------------
                                                                          $     8,362,740
-----------------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO-- 7.1%

                American Seafood Holdings, Inc.
$     359,514   Term Loan, Maturing September 30, 2007                    $       359,064
      750,502   Term Loan, Maturing March 31, 2009                                753,551
    1,484,999   Dean Foods Co.
                Term Loan, Maturing July 15, 2008                               1,505,108
    1,597,920   Del Monte Corp.
                Term Loan, Maturing December 20, 2010                           1,622,638
    1,430,856   Dr. Pepper/Seven Up Bottling Group, Inc.
                Term Loan, Maturing December 19, 2010                           1,458,579
      975,000   DS Waters Enterprises, L.P.
                Term Loan, Maturing November 7, 2009                              965,859
                Interstate Brands Corp.
    2,912,431   Term Loan, Maturing July 19, 2007                               2,846,901
      490,000   Term Loan, Maturing July 19, 2007                                 478,056
    1,659,107   Merisant Co.
                Term Loan, Maturing January 31, 2010                            1,670,099
                Michael Foods, Inc.
      995,000   Term Loan, Maturing November 20, 2010                           1,011,480
    1,000,000   Term Loan, Maturing November 20, 2011                           1,029,375
    1,335,000   Nutra Sweet
                Term Loan, Maturing June 30, 2008                               1,321,650
                Pinnacle Foods Holdings Corp.
      768,716   Term Loan, Maturing November 25, 2010                             778,325
    2,722,534   Term Loan, Maturing November 25, 2010                           2,756,566
      992,500   Reddy Ice Group, Inc.
                Term Loan, Maturing July 31, 2009                               1,003,252
      468,816   Seminis Vegetable Seeds, Inc.
                Term Loan, Maturing September 30, 2009                            475,067
    2,452,530   Southern Wine & Spirits of America, Inc.
                Term Loan, Maturing June 28, 2008                               2,482,421
-----------------------------------------------------------------------------------------
                                                                          $    22,517,991
-----------------------------------------------------------------------------------------

FUNERAL SERVICE -- 0.1%

$     418,182   Alderwoods Group
                Term Loan, Maturing September 28, 2008                    $       424,977
-----------------------------------------------------------------------------------------
                                                                          $       424,977
-----------------------------------------------------------------------------------------

HEALTH CARE-EQUIPMENT AND SUPPLIES -- 3.6%

$     722,444   Alaris Medical Systems
                Term Loan, Maturing June 30, 2009                         $       732,265
      475,000   Colgate Medical, Ltd.
                Term Loan, Maturing December 30, 2008                             481,086
    2,136,484   Conmed Corp.
                Term Loan, Maturing December 15, 2009                           2,165,860
      987,342   DJ Orthopedics, Inc.
                Term Loan, Maturing May 15, 2009                                  999,066
    1,439,887   Empi Corp.
                Term Loan, Maturing November 24, 2009                           1,454,286

                        See notes to financial statements

PRINCIPAL
AMOUNT                        BORROWER/TRANCHE DESCRIPTION                VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE-EQUIPMENT AND SUPPLIES (CONTINUED)

$     867,781   Fisher Scientific International, LLC
                Term Loan, Maturing March 31, 2010                        $       872,663
      997,487   Hanger Orthopedic Group, Inc.
                Term Loan, Maturing September 30, 2009                          1,005,385
      414,167   Kinetic Concepts, Inc.
                Term Loan, Maturing October 3, 2009                               420,552
      535,000   Leiner Health Products, Inc.
                Term Loan, Maturing May 27, 2011                                  544,362
    1,488,750   Quintiles Transnational Corp.
                Term Loan, Maturing September 25, 2009                          1,509,220
      510,000   Sunrise Medical Holdings, Inc.
                Term Loan, Maturing May 13, 2010                                  512,231
      826,716   Sybron Dental Management
                Term Loan, Maturing June 8, 2009                                  832,917
-----------------------------------------------------------------------------------------
                                                                          $    11,529,893
-----------------------------------------------------------------------------------------

HEALTH CARE-PROVIDERS AND SERVICES -- 4.7%

$   1,306,425   Alliance Imaging, Inc.
                Term Loan, Maturing June 10, 2008                         $     1,299,690
      494,231   AMN Healthcare, Inc.
                Term Loan, Maturing October 2, 2008                               500,409
    3,438,750   Community Health Systems, Inc.
                Term Loan, Maturing January 16, 2010                            3,502,367
      990,000   Concentra Operating Corp.
                Term Loan, Maturing June 30, 2009                               1,004,231
      536,011   Cross Country Healthcare, Inc.
                Term Loan, Maturing June 5, 2009                                  545,224
    2,967,677   DaVita, Inc.
                Term Loan, Maturing March 31, 2009                              3,009,874
                FHC Health Systems, Inc.
      243,750   Term Loan, Maturing June 1, 2004                                  244,969
      348,214   Term Loan, Maturing December 18, 2009                             350,391
                Magellan Health Services, Inc.
      444,444   Term Loan, Maturing August 15, 2008                               450,000
      513,889   Term Loan, Maturing August 15, 2008                               520,312
      274,313   Multiplan, Inc.
                Term Loan, Maturing March 4, 2009                                 277,056
    1,197,000   Team Health
                Term Loan, Maturing March 23, 2011                              1,199,992
    1,461,247   Triad Hospitals Holdings, Inc.
                Term Loan, Maturing September 30, 2008                          1,484,663
      500,000   Vanguard Health Systems, Inc.
                Term Loan, Maturing May 18, 2009                                  508,438
-----------------------------------------------------------------------------------------
                                                                          $    14,897,616
-----------------------------------------------------------------------------------------

HOTELS -- 1.3%

$   3,000,000   CNL Hospitality Partners, L.P.
                Term Loan, Maturing April 2, 2005                         $     3,000,000
$     983,797   Vail Resorts, Inc.
                Term Loan, Maturing December 10, 2010                     $       995,788
-----------------------------------------------------------------------------------------
                                                                          $     3,995,788
-----------------------------------------------------------------------------------------

HOUSEHOLD FURNISHING AND APPLIANCES -- 1.8%

$     550,000   Goodman Global Holdings, Inc.
                Term Loan, Maturing November 21, 2009                     $       557,906
      446,484   Home Interiors & Gifts, Inc.
                Term Loan, Maturing March 31, 2011                                434,764
    1,765,046   Sealy Mattress Co.
                Term Loan, Maturing April 6, 2012                               1,795,384
    1,968,889   Simmons Co.
                Term Loan, Maturing December 19, 2011                           1,996,782
      990,000   Tempur-Pedic, Inc.
                Term Loan, Maturing June 30, 2009                                 999,281
-----------------------------------------------------------------------------------------
                                                                          $     5,784,117
-----------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.4%

$     496,241   Central Garden & Pet Co.
                Term Loan, Maturing May 19, 2009                          $       500,583
    2,378,879   Rayovac Corp.
                Term Loan, Maturing September 30, 2009                          2,408,615
    1,496,250   United Industries Corp.
                Term Loan, Maturing April 29, 2011                              1,516,823
-----------------------------------------------------------------------------------------
                                                                          $     4,426,021
-----------------------------------------------------------------------------------------

INSURANCE -- 2.2%

$   2,500,000   Conseco, Inc.
                Term Loan, Maturing June 22, 2010                         $     2,548,438
    3,335,684   Hilb, Rogal & Hobbs Co.
                Term Loan, Maturing June 30, 2007                               3,369,041
      992,500   U.S.I. Holdings Corp.
                Term Loan, Maturing August 11, 2008                             1,002,425
-----------------------------------------------------------------------------------------
                                                                          $     6,919,904
-----------------------------------------------------------------------------------------

LEISURE -- 1.4%

$     598,500   AMF Bowling Worldwide, Inc.
                Term Loan, Maturing August 27, 2009                       $       603,924
    4,000,000   New England Sports Ventures, LLC
                Term Loan, Maturing February 28, 2005                           4,000,000
-----------------------------------------------------------------------------------------
                                                                          $     4,603,924
-----------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.7%

$     929,936   Bell Sports, Inc.
                Term Loan, Maturing December 31, 2005                     $       885,764

                        See notes to financial statements

PRINCIPAL
AMOUNT                        BORROWER/TRANCHE DESCRIPTION                VALUE
-----------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (CONTINUED)

                Bombardier Recreational Products, Inc.
$     886,000   Term Loan, Maturing December 18, 2010                     $       895,968
      390,000   Term Loan, Maturing December 18, 2010                             394,814
-----------------------------------------------------------------------------------------
                                                                          $     2,176,546
-----------------------------------------------------------------------------------------

MACHINERY -- 1.6%

$     682,187   Colfax Corp.
                Term Loan, Maturing May 30, 2009                          $       686,025
    2,292,364   Flowserve Corp.
                Term Loan, Maturing June 30, 2009                               2,332,838
    1,833,333   Rexnord Corp.
                Term Loan, Maturing November 30, 2009                           1,857,396
      142,857   The Manitowoc Co.
                Term Loan, Maturing June 30, 2007                                 143,929
-----------------------------------------------------------------------------------------
                                                                          $     5,020,188
-----------------------------------------------------------------------------------------

MANUFACTURING -- 5.2%

$     500,000   AMSCAN Holdings, Inc.
                Term Loan, Maturing April 30, 2012                        $       507,813
    1,980,000   Amsted Industries, Inc.
                Term Loan, Maturing October 15, 2010                            2,018,363
    1,359,601   Chart Industries, Inc.
                Term Loan, Maturing September 15, 2009                          1,356,202
                Douglas Dynamics Holdings, Inc.
      150,000   Term Loan, Maturing March 30, 2010                                151,875
      200,000   Term Loan, Maturing March 30, 2011                                202,500
    1,082,288   Enersys Holdings, Inc.
                Term Loan, Maturing March 17, 2011                              1,100,382
      414,567   Ingram Industries, Inc.
                Term Loan, Maturing June 30, 2008                                 421,304
                JohnsonDiversey, Inc.
       54,770   Term Loan, Maturing November 30, 2008                              55,557
    1,276,368   Term Loan, Maturing November 30, 2009                           1,293,385
      440,000   MAAX Corp.
                Term Loan, Maturing June 4, 2011                                  446,325
    1,181,193   Mueller Group, Inc.
                Term Loan, Maturing April 23, 2011                              1,191,528
    1,423,469   National Waterworks, Inc.
                Term Loan, Maturing November 22, 2009                           1,440,077
    1,250,000   Polypore, Inc.
                Term Loan, Maturing November 12, 2011                           1,272,656
      487,500   Roper Industries, Inc.
                Term Loan, Maturing December 29, 2008                             494,609
                Sensus Metering Systems, Inc.
      433,696   Term Loan, Maturing December 17, 2010                             438,304
       65,054   Term Loan, Maturing December 17, 2010                              65,746
    1,971,828   Synthetic Industries, Inc.
                Term Loan, Maturing December 30, 2007                           1,942,251
$   2,165,375   Trimas Corp.
                Term Loan, Maturing December 31, 2009                     $     2,180,712
-----------------------------------------------------------------------------------------
                                                                          $    16,579,589
-----------------------------------------------------------------------------------------

METALS & MINING -- 0.9%

$     830,953   Compass Minerals Group, Inc.
                Term Loan, Maturing November 28, 2009                     $       843,764
                Magnequench, Inc.
      500,000   Term Loan, Maturing September 30, 2009                            500,000
      500,000   Term Loan, Maturing December 31, 2009                             500,000
      948,994   Stillwater Mining Co.
                Term Loan, Maturing June 30, 2007                                 959,670
-----------------------------------------------------------------------------------------
                                                                          $     2,803,434
-----------------------------------------------------------------------------------------

MISCELLANEOUS -- 0.3%

$     973,030   Laidlaw International, Inc.
                Term Loan, Maturing June 19, 2009                         $       991,275
-----------------------------------------------------------------------------------------
                                                                          $       991,275
-----------------------------------------------------------------------------------------

OFFICE EQUIPMENT AND SUPPLIES -- 1.6%

$     470,000   General Binding Corp.
                Term Loan, Maturing January 15, 2008                      $       471,469
      490,035   Global Imaging Systems, Inc.
                Term Loan, Maturing May 10, 2010                                  494,323
    4,040,393   Iron Mountain, Inc.
                Term Loan, Maturing April 2, 2009                               4,082,692
-----------------------------------------------------------------------------------------
                                                                          $     5,048,484
-----------------------------------------------------------------------------------------

OIL & GAS -- 3.6%

$   2,440,337   Cumberland Farms, Inc.
                Term Loan, Maturing September 8, 2008                     $     2,452,539
    1,750,000   La Grange Acquisition, L.P.
                Term Loan, Maturing January 18, 2008                            1,776,250
      950,000   Lyondell-Citgo Refining, L.P.
                Term Loan, Maturing May 21, 2007                                  969,594
      808,270   Seminole Transportation & Gathering, L.P.
                Revolving Loan, Maturing October 9, 2006                          806,249
      257,143   Sprague Energy Corp.
                Revolving Loan, Maturing August 10, 2007                          256,500
    2,000,000   The Premcor Refining Group, Inc.
                Term Loan, Maturing April 13, 2009                              2,021,250
      600,000   Transwestern Pipeline Co.
                Term Loan, Maturing April 30, 2009                                605,000
    2,475,063   Williams Production RMT Co.
                Term Loan, Maturing May 30, 2007                                2,508,322
-----------------------------------------------------------------------------------------
                                                                          $    11,395,704
-----------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT                        BORROWER/TRANCHE DESCRIPTION                VALUE
-----------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 1.5%

$   1,442,500   Buckeye Technologies, Inc.
                Term Loan, Maturing March 15, 2008                        $     1,464,739
                Koch Cellulose, LLC
      286,936   Term Loan, Maturing May 7, 2011                                   291,150
    1,163,064   Term Loan, Maturing May 7, 2011                                 1,180,147
      895,500   RLC Industries Co.
                Term Loan, Maturing February 24, 2010                             904,455
                SP Newsprint Co.
      350,556   Term Loan, Maturing January 9, 2010                               355,376
      644,444   Term Loan, Maturing January 9, 2010                               653,306
-----------------------------------------------------------------------------------------
                                                                          $     4,849,173
-----------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.9%

                American Safety Razor Co.
$     300,000   Term Loan, Maturing April 29, 2011                        $       303,563
      333,334   Term Loan, Maturing October 29, 2011                              335,001
      333,190   Mary Kay Cosmetics, Inc.
                Term Loan, Maturing September 30, 2007                            336,521
                Prestige Brands, Inc.
      900,000   Term Loan, Maturing April 7, 2011                                 911,625
    1,000,000   Term Loan, Maturing April 7, 2011                               1,005,000
-----------------------------------------------------------------------------------------
                                                                          $     2,891,710
-----------------------------------------------------------------------------------------

PUBLISHING AND PRINTING -- 7.2%

                American Media Operations, Inc.
$     180,303   Term Loan, Maturing April 1, 2006                         $       180,078
    1,133,184   Term Loan, Maturing April 1, 2007                               1,149,757
      901,352   Term Loan, Maturing April 1, 2008                                 916,281
                Dex Media East, LLC
    1,688,570   Term Loan, Maturing November 8, 2008                            1,708,319
    1,853,057   Term Loan, Maturing May 8, 2009                                 1,877,667
                Dex Media West, LLC
    1,191,239   Term Loan, Maturing September 9, 2009                           1,206,998
    2,382,835   Term Loan, Maturing March 9, 2010                               2,431,485
    1,425,000   Freedom Communications Holdings, Inc.
                Term Loan, Maturing May 18, 2012                                1,449,493
      489,817   Hollinger International Publishing, Inc.
                Term Loan, Maturing September 30, 2009                            494,409
    1,327,692   Liberty Group Operating, Inc.
                Term Loan, Maturing April 30, 2007                              1,339,310
                Merrill Corp.
    1,419,394   Term Loan, Maturing June 1, 2005                                1,421,168
      136,921   Term Loan, Maturing June 1, 2005                                  137,092
    2,000,000   Morris Publishing Group, LLC
                Term Loan, Maturing March 31, 2011                              2,026,000
      483,788   Nebraska Book Co.
                Term Loan, Maturing March 4, 2011                                 489,684
                R.H. Donnelley, Inc.
$     397,986   Term Loan, Maturing December 31, 2008                     $       401,925
    1,970,518   Term Loan, Maturing June 30, 2010                               2,000,760
    2,476,495   Sun Media Corp.
                Term Loan, Maturing February 7, 2009                            2,505,903
                Transwestern Publishing Co., LLC
      443,250   Term Loan, Maturing February 25, 2011                             449,530
      798,000   Term Loan, Maturing February 25, 2011                             808,973
-----------------------------------------------------------------------------------------
                                                                          $    22,994,832
-----------------------------------------------------------------------------------------

REAL ESTATE -- 8.4%

$     860,711   AGBRI Octagon
                Term Loan, Maturing May 31, 2004                          $       854,256
                AIMCO Properties, L.P.
    1,268,084   Term Loan, Maturing August 31, 2004                             1,282,350
    2,500,000   Term Loan, Maturing May 30, 2008                                2,525,000
    1,513,608   AP-Knight, LP
                Term Loan, Maturing December 31, 2004                           1,511,716
    2,000,000   BRE/Homestead, LLC
                Term Loan, Maturing January 11, 2006                            1,996,250
    1,000,000   Concordia Properties, LLC
                Term Loan, Maturing January 31, 2006                            1,000,625
      290,909   Crescent Real Estate Equities, L.P.
                Term Loan, Maturing May 11, 2005                                  290,909
      853,483   DMB/CHII LLC
                Term Loan, Maturing March 3, 2009                                 855,617
      939,043   GGP, L.P.
                Term Loan, Maturing April 30, 2008                                944,912
    1,502,000   Landsource Communities Development, LLC
                Term Loan, Maturing March 31, 2010                              1,525,469
    1,968,000   Macerich Partnership, L.P.
                Term Loan, Maturing July 15, 2005                               1,980,300
    1,159,750   Newkirk Master, L.P.
                Term Loan, Maturing November 24, 2006                           1,177,871
                Newkirk Tender Holdings, LLC
    1,611,111   Term Loan, Maturing May 25, 2006                                1,627,222
      911,305   Term Loan, Maturing May 25, 2006                                  920,418
    1,535,810   OLY Hightop Parent
                Term Loan, Maturing February 28, 2005                           1,539,649
    1,200,000   Sugarloaf Mills, LLC
                Term Loan, Maturing April 7, 2007                               1,197,000
    1,829,167   The Woodlands Commercial Properties Co., L.P.
                Term Loan, Maturing November 28, 2005                           1,840,599
    1,500,000   Tower Financing I, LLC
                Term Loan, Maturing July 9, 2008                                1,501,875
    2,250,000   Whitehall Street Real Estate, L.P.
                Term Loan, Maturing September 11, 2006(2)                       2,261,385
-----------------------------------------------------------------------------------------
                                                                          $    26,833,423
-----------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL
AMOUNT                        BORROWER/TRANCHE DESCRIPTION                VALUE
-----------------------------------------------------------------------------------------
RESTAURANTS -- 1.5%

$   1,164,458   AFC Enterprises, Inc
                Term Loan, Maturing May 23, 2009                          $     1,168,825
                Buffets, Inc.
      209,091   Term Loan, Maturing June 28, 2009                                 209,614
    2,080,455   Term Loan, Maturing June 28, 2009                               2,107,761
      410,870   CKE Restaurants, Inc.
                Term Loan, Maturing July 2, 2008                                  419,087
      748,125   Jack in the Box, Inc.
                Term Loan, Maturing January 8, 2011                               755,373
-----------------------------------------------------------------------------------------
                                                                          $     4,660,660
-----------------------------------------------------------------------------------------

RETAIL-FOOD AND DRUG -- 5.5%

$   3,467,869   Domino's, Inc.
                Term Loan, Maturing June 25, 2010                         $     3,537,767
      873,694   Fleming Companies, Inc.
                Term Loan, Maturing June 18, 2008                                 870,418
      498,747   General Nutrition Centers, Inc.
                Term Loan, Maturing December 5, 2009                              505,168
    2,865,098   Giant Eagle, Inc.
                Term Loan, Maturing August 6, 2009                              2,906,284
    5,985,000   Rite Aid Corp.
                Term Loan, Maturing April 30, 2008                              6,116,670
    2,450,000   Roundy's, Inc.
                Term Loan, Maturing June 6, 2009                                2,474,500
    1,170,961   The Pantry, Inc.
                Term Loan, Maturing March 12, 2011                              1,185,598
-----------------------------------------------------------------------------------------
                                                                          $    17,596,405
-----------------------------------------------------------------------------------------

RETAIL-MULTILINE -- 1.4%

$   3,000,000   Kmart Corp.
                Term Loan, Maturing May 6, 2006                           $     3,016,875
    1,486,241   Rent-A-Center, Inc.
                Term Loan, Maturing May 28, 2009                                1,502,961
-----------------------------------------------------------------------------------------
                                                                          $     4,519,836
-----------------------------------------------------------------------------------------

RETAIL-SPECIALTY -- 3.2%

$   2,000,000   CSK Auto, Inc.
                Term Loan, Maturing June 20, 2009                         $     2,028,126
      498,750   FTD, Inc.
                Term Loan, Maturing February 28, 2011                             501,244
    1,600,000   Getty Petroleum Marketing, Inc.
                Term Loan, Maturing May 19, 2010                                1,625,501
                Oriental Trading Co.
    1,900,137   Term Loan, Maturing August 4, 2010                              1,919,534
      500,000   Term Loan, Maturing January 8, 2011                               509,167
      494,982   Petco Animal Supplies, Inc.
                Term Loan, Maturing October 2, 2008                               501,170
$   3,069,884   Travelcenters of America, Inc.
                Term Loan, Maturing November 30, 2008                     $     3,110,815
-----------------------------------------------------------------------------------------
                                                                          $    10,195,557
-----------------------------------------------------------------------------------------

ROAD AND RAIL -- 1.0%

                NFIL Holdings Corp.
$     273,810   Term Loan, Maturing February 27, 2010                     $       277,746
      839,226   Term Loan, Maturing February 27, 2010                             850,504
                RailAmerica, Inc.
      100,623   Term Loan, Maturing May 31, 2009                                  102,006
      155,275   Term Loan, Maturing May 31, 2009                                  157,410
      685,797   Term Loan, Maturing May 31, 2009                                  695,226
    1,197,059   SIRVA Worldwide, Inc.
                Term Loan, Maturing December 31, 2010                           1,204,915
-----------------------------------------------------------------------------------------
                                                                          $     3,287,807
-----------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.9%

$     496,250   AMI Semiconductor
                Term Loan, Maturing September 26, 2008                    $       501,833
    1,485,000   Fairchild Semiconductor Corp.
                Term Loan, Maturing June 19, 2008                               1,509,131
    1,000,000   Memec Group Ltd.
                Term Loan, Maturing June 15, 2010                               1,000,000
-----------------------------------------------------------------------------------------
                                                                          $     3,010,964
-----------------------------------------------------------------------------------------

TELECOMMUNICATIONS-WIRELESS -- 5.5%

$   1,350,000   American Tower, L.P.
                Term Loan, Maturing August 31, 2011                       $     1,370,778
      350,000   Cellular South, Inc.
                Term Loan, Maturing May 4, 2011                                   353,938
    1,995,000   Centennial Cellular Operating, Co., LLC
                Term Loan, Maturing February 9, 2011                            2,008,538
      992,500   Crown Castle Operating Co.
                Term Loan, Maturing September 30, 2010                            994,981
    1,488,750   Dobson Cellular Systems, Inc.
                Term Loan, Maturing March 31, 2010                              1,492,007
    4,975,000   Nextel Finance Co.
                Term Loan, Maturing December 15, 2010                           5,017,641
    1,325,000   Nextel Partners Operating Corp.
                Term Loan, Maturing May 31, 2011                                1,351,334
                Spectrasite Communications, Inc.
    1,338,240   Term Loan, Maturing June 30, 2006                               1,358,314
      507,815   Term Loan, Maturing June 30, 2007                                 511,518
    2,850,000   Western Wireless Corp.
                Term Loan, Maturing May 28, 2011                                2,889,188

                        See notes to financial statements

PRINCIPAL
AMOUNT                        BORROWER/TRANCHE DESCRIPTION                VALUE
-----------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS (CONTINUED)

$     243,317   Winstar Communications, Inc.
                DIP Loan, Maturing June 30, 2003(2)(3)                    $       105,235
-----------------------------------------------------------------------------------------
                                                                          $    17,453,472
-----------------------------------------------------------------------------------------

TELECOMMUNICATIONS-WIRELINE -- 3.2%

$   1,480,877   Cincinnati Bell, Inc.
                Term Loan, Maturing June 30, 2008                         $     1,498,277
    1,000,000   Consolidated Communications, Inc.
                Term Loan, Maturing April 14, 2012                              1,018,438
      473,813   D&E Communications, Inc.
                Term Loan, Maturing December 31, 2011                             480,031
      997,461   NTELOS, Inc.
                Term Loan, Maturing July 25, 2008                                 987,487
    5,000,000   Qwest Corp.
                Term Loan, Maturing June 30, 2007                               5,203,750
      867,864   SBA Senior Finance, Inc.
                Term Loan, Maturing October 31, 2008                              874,780
-----------------------------------------------------------------------------------------
                                                                          $    10,062,763
-----------------------------------------------------------------------------------------

TEXTILES AND APPAREL -- 0.2%

$     729,905   St. John Knits International, Inc.
                Term Loan, Maturing July 31, 2007                         $       735,380
-----------------------------------------------------------------------------------------
                                                                          $       735,380
-----------------------------------------------------------------------------------------

THEATERS -- 2.7%

$   1,995,000   Cinemark, Inc.
                Term Loan, Maturing March 31, 2011                        $     2,027,419
      781,042   Hollywood Theater Holdings, Inc.
                Term Loan, Maturing March 31, 2006(2)                             781,042
                Loews Cineplex Entertainment Corp.
      781,364   Term Loan, Maturing December 5, 2002                              782,829
      349,846   Term Loan, Maturing September 30, 2006                            350,666
    4,497,466   Regal Cinemas Corp.
                Term Loan, Maturing November 10, 2010                           4,556,495
-----------------------------------------------------------------------------------------
                                                                          $     8,498,451
-----------------------------------------------------------------------------------------

UTILITY -- 4.3%

$   2,294,250   Allegheny Energy Supply Co., LLC
                Term Loan, Maturing March 8, 2011                         $     2,332,965
    4,977,023   CenterPoint Energy, Inc.
                Term Loan, Maturing October 7, 2006                             5,088,116
    2,150,000   Dynegy Holdings, Inc.
                Term Loan, Maturing May 28, 2010                                2,195,688
                NRG Energy, Inc.
      700,302   Term Loan, Maturing June 23, 2010                                 723,237
    1,240,984   Term Loan, Maturing June 23, 2010                               1,281,620
                NUI Utilities, Inc.
$     215,164   Term Loan, Maturing November 24, 2004                     $       214,223
    1,097,336   Term Loan, Maturing November 24, 2004                           1,092,535
      907,692   Teton Power Funding, LLC
                Term Loan, Maturing March 12, 2011                                917,337
-----------------------------------------------------------------------------------------
                                                                          $    13,845,721
-----------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $465,338,388)                                         $   469,610,781
-----------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 14.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.2%

$         300   Argo Tech Corp. Sr. Notes
                9.25%, 6/1/11                                             $       310,500
           25   K&F Industries, Sr. Sub. Notes
                9.625%, 12/15/10                                                   27,531
          300   Sequa Corp.
                8.875%, 4/1/08                                                    317,250
-----------------------------------------------------------------------------------------
                                                                          $       655,281
-----------------------------------------------------------------------------------------

AIRLINES -- 0.9%

                American Airlines
$         895   7.80%, 10/1/06                                            $       818,870
           15   8.608%, 4/1/11                                                     13,651
           20   7.858%, 10/1/11                                                    19,909
          255   AMR Corp., Debs.
                9.00%, 8/1/12                                                     202,725
                Continental Airlines
          200   7.434%, 9/15/04                                                   196,362
            6   7.08%, 11/1/04                                                      5,774
           20   8.00%, 12/15/05                                                    17,750
          312   7.033%, 6/15/11                                                   253,302
                Delta Air Lines
          125   7.779%, 11/18/05                                                   80,323
           20   7.70%, 12/15/05                                                    13,500
           21   Delta Air Lines, Series 02 - 1
                7.779%, 1/2/12                                                     12,467
                Dunlop Stand Aero Holdings, Sr. Notes
          787   11.875%, 5/15/09                                                  840,122
           75   11.875%, 5/15/09(4)                                                80,062
          200   Northwest Airlines, Inc.
                8.875%, 6/1/06                                                    171,000
           20   Northwest Airlines, Inc., Sr. Notes
                9.875%, 3/15/07                                                    15,900
-----------------------------------------------------------------------------------------
                                                                          $     2,741,717
-----------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
APPAREL -- 0.3%

$          45   GFSI, Inc., Sr. Sub. Notes, Series B
                9.625%, 3/1/07                                            $        43,425
          160   J Crew Operating Corp., Sr. Sub. Notes
                10.375%, 10/15/07                                                 163,200
          370   Levi Strauss and Co.
                7.00%, 11/1/06                                                    347,337
           60   Perry Ellis International, Inc., Sr. Sub. Notes
                8.875%, 9/15/13(4)                                                 62,250
                Phillips Van-Heusen, Sr. Notes
           40   7.25%, 2/15/11(4)                                                  40,400
          100   8.125%, 5/1/13                                                    104,750
           75   Samsonite Corp., Sr. Sub. Notes
                8.875%, 6/1/11                                                     78,000
          104   William Carter, Series B
                10.875%, 8/15/11                                                  118,300
-----------------------------------------------------------------------------------------
                                                                          $       957,662
-----------------------------------------------------------------------------------------

AUTO AND PARTS -- 0.3%

$         120   Amerco, Inc.
                9.00%, 3/15/09                                            $       124,200
          175   Dana Corp.
                10.125%, 3/15/10                                                  199,062
          530   Keystone Automotive Operations, Inc., Sr. Sub. Notes
                9.75%, 11/1/13(4)                                                 569,750
           65   United Components, Inc., Sr. Sub. Notes
                9.375%, 6/15/13                                                    66,625
-----------------------------------------------------------------------------------------
                                                                          $       959,637
-----------------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.3%

                Key Plastics, LLC
$          57   4.00%, 4/26/07(2)                                         $        57,765
          118   7.00%, 4/26/07(2)                                                 118,702
          145   Metaldyne Corp.
                11.00%, 6/15/12(4)                                                123,975
           50   Metaldyne Corp., Sr. Notes
                10.00%, 11/1/13                                                    49,250
                Tenneco Automotive, Inc., Series B
          140   11.625%, 10/15/09                                                 151,200
            5   10.25%, 7/15/13                                                     5,675
          200   Tenneco Automotive, Inc., Sr. Notes
                10.25%, 7/15/13(4)                                                227,000
           65   TRW Automotive, Inc., Sr. Sub. Notes
                11.00%, 2/15/13                                                    77,025
-----------------------------------------------------------------------------------------
                                                                          $       810,592
-----------------------------------------------------------------------------------------

BROADCAST MEDIA -- 0.1%

$         230   Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
                11.375%, 4/1/13                                           $       165,600
-----------------------------------------------------------------------------------------
                                                                          $       165,600
-----------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.0%

$          82   Avalon Cable Holdings, LLC, Sr. Disc. Notes
                11.875%, 12/1/08                                          $        87,253
           60   Cablevision Systems Corp., Sr. Notes
                8.00%, 4/15/12(4)                                                  59,400
          180   CSC Holdings, Inc., Sr. Sub. Notes
                10.50%, 5/15/16                                                   202,950
          330   Insight Communications, Sr. Disc. Notes
                12.25%, 2/15/11                                                   298,650
          340   Kabel Deutschland GMBH, Sr. Notes
                10.625%, 7/1/14                                                   351,050
           80   LBI Media, Inc., Sr. Disc. Notes
                11.00%, 10/15/13                                                   56,900
           25   Muzak LLC/Muzak Finance, Sr. Notes
                10.00%, 2/15/09                                                    22,125
           65   Nextmedia Operating, Inc.
                10.75%, 7/1/11                                                     72,881
                Paxson Communications Corp.
        2,000   Variable Rate, 1/15/10(4)                                       2,010,000
           65   12.25%, 1/15/09                                                    56,875
           40   Sinclair Broadcast Group, Inc.
                4.875%, 7/15/18                                                    37,200
-----------------------------------------------------------------------------------------
                                                                          $     3,255,284
-----------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION-MISCELLANEOUS -- 0.0%

$          90   Ply Gem Industries, Inc., Sr. Sub. Notes
                9.00%, 2/15/12(4)                                         $        92,250
-----------------------------------------------------------------------------------------
                                                                          $        92,250
-----------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.0%

$         135   Nortek Holdings, Inc., Sr. Notes, (0% until 2007)
                10.00%, 5/15/11(4)                                        $       108,675
-----------------------------------------------------------------------------------------
                                                                          $       108,675
-----------------------------------------------------------------------------------------

BUSINESS SERVICES-MISCELLANEOUS -- 0.2%

$         120   Affinity Group, Inc., Sr. Sub. Notes
                9.00%, 2/15/12(4)                                         $       123,600
           20   Interface, Inc., Sr. Sub. Notes
                9.50%, 2/1/14(4)                                                   20,000
          250   MDP Acquisitions/JSG Funding PLC, Sr. Notes
                9.625%, 10/1/12                                                   275,000
          150   Norcross Safety Products LLC/Norcross Capital Corp.,
                Sr. Sub. Notes, Series B
                9.875%, 8/15/11                                                   162,750
          105   Vertis, Inc., Sub. Notes
                13.50%, 12/7/09(4)                                                105,525
-----------------------------------------------------------------------------------------
                                                                          $       686,875
-----------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
CABLE TELEVISION -- 0.4%

$         270   Adelphia Communications, Sr. Notes, Series B
                9.25%, 10/1/02(3)                                         $       265,275
          365   Charter Communication Holdings, Sr. Disc. Notes
                13.50%, 1/15/11                                                   269,187
                Charter Communication Holdings, Sr. Notes
           65   10.00%, 4/1/09                                                     54,600
           45   10.75%, 10/1/09                                                    38,025
           85   Charter Communications Holdings, LLC, Sr. Notes
                10.25%, 1/15/10                                                    70,550
          395   Charter Communications Holdings, Sr. Notes
                8.375%, 4/30/14                                                   384,137
          235   Charter Communications, Inc.
                5.75%, 10/15/05                                                   225,306
-----------------------------------------------------------------------------------------
                                                                          $     1,307,080
-----------------------------------------------------------------------------------------

CASINOS AND GAMING -- 0.5%

$         150   Ameristar Casinos, Inc.
                10.75%, 2/15/09                                           $       171,750
          555   Penn National Gaming, Inc, Sr. Sub. Notes
                11.125%, 3/1/08                                                   613,275
          645   Venetian Casino/Las Vegas Sands
                11.00%, 6/15/10                                                   748,200
-----------------------------------------------------------------------------------------
                                                                          $     1,533,225
-----------------------------------------------------------------------------------------

CHEMICALS -- 0.8%

$         420   Avecia Group PLC
                11.00%, 7/1/09                                            $       321,300
          110   Equistar Chemical, Sr. Notes
                10.625%, 5/1/11                                                   122,650
           30   Hercules, Inc.
                11.125%, 11/15/07                                                  35,250
           80   Huntsman International LLC, Sr. Notes
                9.875%, 3/1/09                                                     86,800
          155   Huntsman LLC
                11.625%, 10/15/10                                                 172,050
                Lyondell Chemical Co.
           40   9.625%, 5/1/07                                                     42,000
           75   9.50%, 12/15/08                                                    78,750
          275   Lyondell Chemical Co., Series B
                9.875%, 5/1/07                                                    288,750
          100   Nalco Co., Sr. Sub. Notes
                8.875%, 11/15/13(4)                                               105,250
          450   OM Group, Inc.
                9.25%, 12/15/11                                                   463,500
          425   Rhodia SA, Sr. Notes
                10.25%, 6/1/10                                                    431,375
$         265   UAP Holding Corp., Sr. Disc. Notes
                0.00%, 7/15/12(4)                                         $       213,060
          120   VWR International, Inc., Sr. Sub. Notes
                8.00%, 4/15/14(4)                                                 123,600
-----------------------------------------------------------------------------------------
                                                                          $     2,484,335
-----------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.6%

                Advanstar Communications, Inc.
$       1,489   Variable Rate, 8/15/08                                    $     1,566,909
          185   10.75%, 8/15/10                                                   205,581
           50   Interline Brands, Inc., Sr. Sub. Notes
                11.50%, 5/15/11                                                    55,500
           45   Williams Scotsman, Inc., Sr. Notes
                10.00%, 8/15/08                                                    49,275
-----------------------------------------------------------------------------------------
                                                                          $     1,877,265
-----------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 0.2%

$         495   UGS Corp., Sr. Sub. Notes
                10.00%, 6/1/12                                            $       529,650
-----------------------------------------------------------------------------------------
                                                                          $       529,650
-----------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.1%

$          85   Fedders North America, Inc., Sr. Notes
                9.875%, 3/1/14(4)                                         $        78,200
          105   Hockey Co.
                11.25%, 4/15/09                                                   125,475
-----------------------------------------------------------------------------------------
                                                                          $       203,675
-----------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.2%

                Crown Euro Holdings SA
$          65   9.50%, 3/1/11                                             $        71,175
          340   10.875%, 3/1/13                                                   389,300
          170   Jefferson Smurfit
                8.25%, 10/1/12                                                    177,650
          100   Solo Cup Co., Sr. Sub. Notes
                8.50%, 2/15/14(4)                                                  93,500
-----------------------------------------------------------------------------------------
                                                                          $       731,625
-----------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING-PLASTICS -- 0.0%

$          15   Tekni-Plex, Inc., Series B
                12.75%, 6/15/10                                           $        14,475
           55   Tekni-Plex, Inc., Sr. Notes
                8.75%, 11/15/13(4)                                                 52,800
-----------------------------------------------------------------------------------------
                                                                          $        67,275
-----------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
EDUCATIONAL SERVICES -- 0.0%

$          45   Jostens Holding Corp., Sr. Disc. Notes
                10.25%, 12/1/13(4)                                        $        30,825
-----------------------------------------------------------------------------------------
                                                                          $        30,825
-----------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS -- 0.0%

$         115   Mission Energy Holdings
                13.50%, 7/15/08                                           $       129,231
-----------------------------------------------------------------------------------------
                                                                          $       129,231
-----------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.0%

$          90   Chippac International Ltd.
                12.75%, 8/1/09                                            $        96,525
-----------------------------------------------------------------------------------------
                                                                          $        96,525
-----------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.0%

$          25   Danka Business Systems, Sr. Notes
                11.00%, 6/15/10                                           $        26,125
           35   Hexcel Corp.
                9.875%, 10/1/08                                                    38,587
-----------------------------------------------------------------------------------------
                                                                          $        64,712
-----------------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.3%

$       1,000   Wesco Distribution, Inc.
                9.125%, 6/1/08                                            $     1,033,750
-----------------------------------------------------------------------------------------
                                                                          $     1,033,750
-----------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.3%

$          60   MGM Grand, Inc.
                6.875%, 2/6/08                                            $        63,900
           95   Royal Caribbean Cruises, Debs.
                7.50%, 10/15/27                                                    89,300
          310   Royal Caribbean Cruises, Sr. Notes
                8.75%, 2/2/11                                                     344,875
                Six Flags, Inc., Sr. Notes
           30   9.50%, 2/1/09                                                      30,975
          240   8.875%, 2/1/10                                                    238,800
           60   9.75%, 4/15/13                                                     60,600
          140   9.625%, 6/1/14(4)                                                 140,000
           25   True Temper Sports Inc.
                8.375%, 9/15/11                                                    25,125
           15   Universal City Development Partners, Sr. Notes
                11.75%, 4/1/10                                                     17,437
-----------------------------------------------------------------------------------------
                                                                          $     1,011,012
-----------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 0.1%

$         165   Waste Services, Inc., Sr. Sub. Notes
                9.50%, 4/15/14(4)                                         $       169,950
-----------------------------------------------------------------------------------------
                                                                          $       169,950
-----------------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 0.4%

$          95   Michael Foods, Inc., Sr. Sub. Notes
                8.00%, 11/15/13                                           $        98,562
                Pinnacle Foods Holdings Corp., Sr. Sub. Notes
            5   8.25%, 12/1/13(4)                                                   4,850
        1,065   8.25%, 12/1/13(4)                                               1,033,050
           60   WH Holdings Ltd. and WH Capital Corp., Sr. Notes
                9.50%, 4/1/11(4)                                                   62,700
-----------------------------------------------------------------------------------------
                                                                          $     1,199,162
-----------------------------------------------------------------------------------------

FOODS -- 0.2%

$         400   American Seafood Group LLC
                10.125%, 4/15/10                                          $       480,000
           10   Merisant Co., Sr. Notes
                9.50%, 7/15/13(4)                                                  10,700
           55   United Agricultural Products, Sr. Notes
                8.25%, 12/15/11(4)                                                 61,600
-----------------------------------------------------------------------------------------
                                                                          $       552,300
-----------------------------------------------------------------------------------------

GAMING -- 0.3%

$         230   Chukchansi EDA, Sr. Notes
                14.50%, 6/15/09(4)                                        $       286,350
          140   OED Corp./Diamond JO LLC
                8.75%, 4/15/12(4)                                                 137,550
          125   Seneca Gaming Corp., Sr. Notes
                7.25%, 5/1/12(4)                                                  125,469
          275   Trump Casino Holdings LLC, Sr. Notes
                11.625%, 3/15/10                                                  283,250
-----------------------------------------------------------------------------------------
                                                                          $       832,619
-----------------------------------------------------------------------------------------

HEALTH CARE-EQUIPMENT AND SUPPLIES -- 0.1%

$         260   Quintiles Transational Corp., Sr. Sub. Notes
                10.00%, 10/1/13                                           $       258,700
-----------------------------------------------------------------------------------------
                                                                          $       258,700
-----------------------------------------------------------------------------------------

HEALTH CARE-PROVIDERS AND SERVICES -- 0.1%

$         159   Magellan Health Services, Inc., Sr. Notes, Series A
                9.375%, 11/15/08                                          $       171,052
-----------------------------------------------------------------------------------------
                                                                          $       171,052
-----------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
HEALTH SERVICES -- 0.3%

$         125   Ardent Health Services Inc., Sr. Sub. Notes
                10.00%, 8/15/13                                           $       134,375
          100   Curative Health Services, Sr. Notes
                10.75%, 5/1/11(4)                                                  96,500
           50   Healthsouth Corp.
                7.625%, 6/1/12                                                     47,375
          205   Healthsouth Corp., Sr. Notes
                8.375%, 10/1/11                                                   199,362
           65   National Nephrology Association, Sr. Sub. Notes
                9.00%, 11/1/11(4)                                                  74,750
          146   Pacificare Health System
                10.75%, 6/1/09                                                    167,170
           10   Rotech Healthcare, Inc.
                9.50%, 4/1/12                                                      10,725
          365   Tenet Healthcare Corp.
                9.875%, 7/1/14                                                    373,212
-----------------------------------------------------------------------------------------
                                                                          $     1,103,469
-----------------------------------------------------------------------------------------

HOUSEHOLD FURNISHING AND APPLIANCES -- 0.0%

$          60   Home Interiors & Gifts
                10.125%, 6/1/08                                           $        59,700
-----------------------------------------------------------------------------------------
                                                                          $        59,700
-----------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.0%

$          30   Rayovac Corp., Sr. Sub. Notes
                8.50%, 10/1/13                                            $        31,650
-----------------------------------------------------------------------------------------
                                                                          $        31,650
-----------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.1%

$          95   New ASAT (Finance) Ltd., Sr. Notes
                9.25%, 2/1/11(4)                                          $        94,525
          165   Stratus Technologies, Inc., Sr. Notes
                10.375%, 12/1/08(4)                                               170,156
-----------------------------------------------------------------------------------------
                                                                          $       264,681
-----------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.8%

$         205   BCP Caylux Holdings, Sr. Sub. Notes
                9.625%, 6/15/14                                           $       213,456
          500   CHYP, Series 2004 - 6A, Class C
                2.45%, 8/15/16                                                    500,000
          500   DRYD, Series 2004 - 6A, Class C1
                4.055%, 7/30/16                                                   500,000
          155   E*Trade Financial Corp., Sr. Notes
                8.00%, 6/15/11                                                    155,000
        1,000   Felcor Lodging, Sr. Notes
                5.84%, 6/1/11                                                   1,010,000
$         245   Milacron Escrow Corp.
                11.50%, 5/15/11                                           $       245,000
-----------------------------------------------------------------------------------------
                                                                          $     2,623,456
-----------------------------------------------------------------------------------------

LEISURE -- 0.0%

$          70   AMF Bowling Worldwide, Sr. Sub. Notes
                10.00%, 3/1/10(4)                                         $        72,100
-----------------------------------------------------------------------------------------
                                                                          $        72,100
-----------------------------------------------------------------------------------------

LODGING -- 0.0%

$          15   Host Marriott L.P., Series I
                9.50%, 1/15/07                                            $        16,462
-----------------------------------------------------------------------------------------
                                                                          $        16,462
-----------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.4%

$          70   Hollywood Casino Shreveport, 1st Mtg. Notes
                13.00%, 8/1/06(3)                                         $        56,350
          165   Inn of the Mountain Gods, Sr. Notes
                12.00%, 11/15/10(4)                                               183,975
          210   Kernzner International Hotels, Sr. Sub. Notes
                8.875%, 8/15/11                                                   225,225
          260   Majestic Star Casino LLC
                9.50%, 10/15/10                                                   262,600
          110   MTR Gaming Group, Series B
                9.75%, 4/1/10                                                     118,800
           15   Premier Entertainment Biloxi LLC/Premier
                Finance Biloxi Corp.
                10.75%, 2/1/12(4)                                                  15,825
          427   Waterford Gaming LLC, Sr. Notes
                8.625%, 9/15/12(4)                                                455,822
-----------------------------------------------------------------------------------------
                                                                          $     1,318,597
-----------------------------------------------------------------------------------------

MACHINERY -- 0.2%

$         110   Case New Holland, Inc., Sr. Notes
                9.25%, 8/1/11(4)                                          $       116,050
            5   Flowserve Corp.
                12.25%, 8/15/10                                                     5,687
           45   Manitowoc Co., Inc. (The)
                10.50%, 8/1/12                                                     51,750
           65   Rexnord Corp.
                10.125%, 12/15/12                                                  71,825
          120   Terex Corp.
                10.375%, 4/1/11                                                   134,400
          265   Thermadyne Holdings Corp., Sr. Sub. Notes
                9.25%, 2/1/14                                                     263,013
-----------------------------------------------------------------------------------------
                                                                          $       642,725
-----------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
MANUFACTURING -- 0.4%

$          65   Aearo Co. I, Sr. Sub. Notes
                8.25%, 4/15/12(4)                                         $        66,625
          155   AMSCAN Holdings, Inc., Sr. Sub. Notes
                8.75%, 5/1/14(4)                                                  153,063
          500   Amsted Industries, Inc., Sr. Notes
                10.25%, 10/15/11(4)                                               545,000
          110   Dresser, Inc.
                9.375%, 4/15/11                                                   118,250
           65   MAAX Corp., Sr. Sub. Notes
                9.75%, 6/15/12                                                     67,275
           85   Mueller Group, Inc., Sr. Sub. Notes
                10.00%, 5/1/12(4)                                                  88,825
          105   Mueller Holdings, Inc., Sr. Notes
                0.00%, 4/15/14                                                     63,525
          115   National Waterworks, Inc., Series B
                10.50%, 12/1/12                                                   128,225
           90   Oxford Industries, Inc., Sr. Notes
                8.875%, 6/1/11(4)                                                  95,400
-----------------------------------------------------------------------------------------
                                                                          $     1,326,188
-----------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.1%

$          85   Inverness Medical Innovations, Inc., Sr. Sub. Notes
                8.75%, 2/15/12(4)                                         $        87,338
          100   Medical Device Manufacturing, Inc.
                10.00%, 7/15/12                                                   102,500
          205   Medquest, Inc.
                11.875%, 8/15/12                                                  233,700
-----------------------------------------------------------------------------------------
                                                                          $       423,538
-----------------------------------------------------------------------------------------

METALS-STEEL -- 0.1%

$         195   Ispat Inland ULC, Sr. Notes
                9.75%, 4/1/14(4)                                          $       201,825
-----------------------------------------------------------------------------------------
                                                                          $       201,825
-----------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.0%

$         120   Lucent Technologies, Inc., Debs.
                6.50%, 1/15/28                                            $        93,300
-----------------------------------------------------------------------------------------
                                                                          $        93,300
-----------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 0.8%

$          70   ANR Pipeline Co.
                8.875%, 3/15/10                                           $        76,825
           80   Giant Industries, Sr. Sub. Notes
                8.00%, 5/15/14                                                     80,400
           89   Gulfterra Energy Partner, Series B
                8.50%, 6/1/10                                                      97,233
$          70   Hanover Compressor Co., Sr. Notes
                8.625%, 12/15/10                                          $        72,800
          280   Hanover Compressor Co., Sr. Sub. Notes
                0.00%, 3/31/07                                                    222,600
           30   Parker Drilling Co., Sr. Notes
                9.625%, 10/1/13                                                    31,275
           85   Petro Stopping Centers LP/Petro Financial Corp.,
                 Sr. Notes
                9.00%, 2/15/12(4)                                                  84,575
          332   Port Arthur Finance Corp.
                12.50%, 1/15/09                                                   384,540
          210   Premcor Refining Group, Sr. Notes
                9.50%, 2/1/13                                                     243,075
           40   Premcor Refining Group, Sr. Sub. Notes
                7.75%, 2/1/12                                                      41,700
          585   SESI, LLC
                8.875%, 5/15/11                                                   633,263
                Southern Natural Gas
           50   8.875%, 3/15/10                                                    54,875
          150   8.00%, 3/1/32                                                     141,750
          225   Transmontaigne, Inc., Sr. Sub. Notes
                9.125%, 6/1/10(4)                                                 232,875
-----------------------------------------------------------------------------------------
                                                                          $     2,397,786
-----------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 0.2%

$         525   Continental Resources
                10.25%, 8/1/08                                            $       544,688
           41   Gulfterra Energy Partner
                10.625%, 12/1/12                                                   48,995
           70   Northwest Pipeline Corp.
                8.125%, 3/1/10                                                     75,775
          115   Plains E&P Co.
                8.75%, 7/1/12                                                     125,925
-----------------------------------------------------------------------------------------
                                                                          $       795,383
-----------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.3%

$          85   Abitibi-Consolidated, Inc.
                7.75%, 6/15/11                                            $        85,297
          135   Caraustar Industries, Inc., Sr. Sub. Notes
                9.875%, 4/1/11                                                    135,000
                Georgia-Pacific Corp.
          145   9.50%, 12/1/11                                                    171,100
          180   9.375%, 2/1/13                                                    207,000
          225   Longview Fibre Co., Sr. Sub. Notes
                10.00%, 1/15/09                                                   244,125
          110   Newark Group, Inc., Sr. Sub. Notes
                9.75%, 3/15/14(4)                                                 105,875
           95   Pliant Corp.
                0.00%, 6/15/09                                                     80,513
-----------------------------------------------------------------------------------------
                                                                          $     1,028,910
-----------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
PRINTING AND BUSINESS PRODUCTS -- 0.0%

$          95   American Color Graphics, Inc.
                10.00%, 6/15/10                                           $        85,263
-----------------------------------------------------------------------------------------
                                                                          $        85,263
-----------------------------------------------------------------------------------------

PUBLISHING AND PRINTING -- 0.7%

$         150   American Media, Inc., Series B
                10.25%, 5/1/09                                            $       156,375
          120   CanWest Media, Inc., Sr. Sub. Notes
                10.625%, 5/15/11                                                  135,150
           80   Dex Media East, LLC
                9.875%, 11/15/09                                                   90,200
          310   Dex Media West LLC, Sr. Sub. Notes
                9.875%, 8/15/13                                                   341,775
           55   Hollinger Participation Trust, Sr. Notes, (PIK)
                12.125%, 11/15/10(4)                                               64,350
          160   Houghton Mifflin Co., Sr. Sub. Notes
                9.875%, 2/1/13                                                    160,800
          110   Liberty Group Operating
                9.375%, 2/1/08                                                    110,000
        1,000   Primedia Inc., Sr. Notes
                6.615%, 5/15/10                                                 1,018,750
-----------------------------------------------------------------------------------------
                                                                          $     2,077,400
-----------------------------------------------------------------------------------------

REITS -- 0.0%

$          40   Omega Healthcare Investors, Inc., Sr. Notes
                7.00%, 4/1/14(4)                                          $        38,000
-----------------------------------------------------------------------------------------
                                                                          $        38,000
-----------------------------------------------------------------------------------------

RETAIL -- 0.0%

$          60   PCA LLC/PCA Finance Corp., Sr. Notes
                11.875%, 8/1/09                                           $        64,800
-----------------------------------------------------------------------------------------
                                                                          $        64,800
-----------------------------------------------------------------------------------------

RETAIL-APPAREL -- 0.0%

$          30   Mothers Work, Inc.
                11.25%, 8/1/10                                            $        30,675
-----------------------------------------------------------------------------------------
                                                                          $        30,675
-----------------------------------------------------------------------------------------

RETAIL-FOOD AND DRUG -- 0.1%

$          45   General Nutrition Centers, Sr. Sub. Notes
                8.50%, 12/1/10(4)                                         $        46,913
          155   Pierre Foods Inc., Sr. Sub. Notes
                9.875%, 7/15/12                                                   157,906
          180   Stater Brothers Holdings, Sr. Notes
                8.125%, 6/15/12                                                   181,575
-----------------------------------------------------------------------------------------
                                                                          $       386,394
-----------------------------------------------------------------------------------------

RETAIL-GENERAL -- 0.0%

$          65   Shopko Stores, Inc., Sr. Notes
                9.25%, 3/15/22                                            $        61,425
-----------------------------------------------------------------------------------------
                                                                          $        61,425
-----------------------------------------------------------------------------------------

RETAIL-SPECIALTY AND APPAREL -- 0.0%

$          65   Finlay Fine Jewelry Corp., Sr. Notes
                8.375%, 6/1/12                                            $        67,763
-----------------------------------------------------------------------------------------
                                                                          $        67,763
-----------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.1%

$         121   AMI Semiconductor, Inc., Sr. Sub. Notes
                10.75%, 2/1/13                                            $       141,873
           30   Amkor Technologies, Inc.
                5.75%, 6/1/06                                                      29,400
           10   Amkor Technologies, Inc., Sr. Notes
                9.25%, 2/15/08                                                     10,500
           65   Amkor Technologies, Inc., Sr. Sub. Notes
                10.50%, 5/1/09                                                     68,575
           18   ON Semiconductor Corp.
                12.00%, 5/15/08                                                    20,745
-----------------------------------------------------------------------------------------
                                                                          $       271,093
-----------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 0.2%

$          84   Marconi Corp. PLC, Series A
                8.00%, 4/30/08(4)                                         $        90,855
                Nortel Networks Ltd.
          335   6.125%, 2/15/06                                                   338,350
          130   4.25%, 9/1/08                                                     123,500
-----------------------------------------------------------------------------------------
                                                                          $       552,705
-----------------------------------------------------------------------------------------

TELECOMMUNICATIONS-WIRELESS -- 0.2%

$         225   Centennial Cellular Operating Co./Centennial
                Communications Corp., Sr. Notes
                10.125%, 6/15/13                                          $       233,438
           10   Nextel Communications, Inc., Sr. Notes
                7.375%, 8/1/15                                                     10,150
          116   Nextel Partners, Inc., Sr. Notes
                12.50%, 11/15/09                                                  135,720
          115   Western Wireless Corp., Sr. Notes
                9.25%, 7/15/13                                                    119,025
-----------------------------------------------------------------------------------------
                                                                          $       498,333
-----------------------------------------------------------------------------------------

TELECOMMUNICATIONS-WIRELINE -- 0.3%

                Qwest Services Corp.
$         448   13.50%, 12/15/10(4)                                       $       523,040
          245   14.00%, 12/15/14                                                  293,388
-----------------------------------------------------------------------------------------
                                                                          $       816,428
-----------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
TOBACCO -- 0.0%

$          75   North Atlantic Trading Co., Sr. Notes
                9.25%, 3/1/12(4)                                          $        72,938
-----------------------------------------------------------------------------------------
                                                                          $        72,938
-----------------------------------------------------------------------------------------

TRANSPORTATION -- 0.1%

$         125   Horizon Lines LLC
                9.00%, 11/1/12                                            $       125,000
           80   OMI Corp., Sr. Notes
                7.625%, 12/1/13                                                    78,800
           15   Petroleum Helicopters, Series B
                9.375%, 5/1/09                                                     15,825
           30   Quality Distribution LLC/QD Capital Corp.
                9.00%, 11/15/10(4)                                                 28,650
-----------------------------------------------------------------------------------------
                                                                          $       248,275
-----------------------------------------------------------------------------------------

UTILITY -- 0.4%

                Dynegy Holdings, Inc., Sr. Notes
$         265   6.875%, 4/1/11                                            $       229,556
           15   8.75%, 2/15/12                                                     14,325
            5   10.125%, 7/15/13(4)                                                 5,438
           80   Illinois Power
                7.50%, 6/15/09                                                     87,800
          320   NRG Energy, Inc., Sr. Notes
                8.00%, 12/15/13(4)                                                324,800
          380   Orion Power Holdings, Inc., Sr. Notes
                12.00%, 5/1/10                                                    465,500
           35   Reliant Energy, Inc.
                9.25%, 7/15/10                                                     37,538
-----------------------------------------------------------------------------------------
                                                                          $     1,164,957
-----------------------------------------------------------------------------------------

UTILITY-ELECTRIC POWER GENERATION -- 0.1%

$          17   AES Corp.
                10.00%, 7/15/05(4)                                        $        17,639
                AES Corp., Sr. Notes
           15   9.375%, 9/15/10                                                    16,069
           25   8.75%, 5/15/13(4)                                                  26,906
           15   9.00%, 5/15/15(4)                                                  16,144
           35   AES Corp., Sr. Sub. Notes
                8.50%, 11/1/07                                                     36,050
                Calpine Corp., Sr. Notes
          230   8.25%, 8/15/05                                                    217,350
           55   7.625%, 4/15/06                                                    48,675
          110   8.50%, 7/15/10(4)                                                  91,575
-----------------------------------------------------------------------------------------
                                                                          $       470,408
-----------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.0%

$          85   Allied Waste Industries, Series B
                9.25%, 9/1/12                                             $        95,625
-----------------------------------------------------------------------------------------
                                                                          $        95,625
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.7%

$         165   Alamosa Delaware, Inc., Sr. Notes
                8.50%, 1/31/12(4)                                         $       162,525
          390   American Tower Corp., Sr. Notes
                9.375%, 2/1/09                                                    418,275
           50   Insight Midwest/Insight Capital, Sr. Notes
                10.50%, 11/1/10                                                    54,750
          110   LCI International, Inc., Sr. Notes
                7.25%, 6/15/07                                                    100,100
        1,000   Rural Cellular Corp. 5.61%, 3/15/10(4)                          1,035,000
           90   SBA Telecommunications, Sr. Disc. Notes
                0.00%, 12/15/11                                                    67,050
          230   UbiquiTel Operating Co., Sr. Notes
                9.875%, 3/1/11(4)                                                 231,150
          125   US Unwired Inc. 10.00%, 6/15/12                                   126,875
-----------------------------------------------------------------------------------------
                                                                          $     2,195,725
-----------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 0.2%

$          65   Cincinnati Bell, Inc., Sr. Sub. Notes
                8.375%, 1/15/14                                           $        58,175
           50   General Cable Corp., Sr. Notes
                9.50%, 11/15/10                                                    54,000
          230   NTL Cable PLC, Sr. Notes
                8.75%, 4/15/14(4)                                                 236,900
                Qwest Capital Funding Inc.
          115   7.90%, 8/15/10                                                    102,350
           85   7.75%, 2/15/31                                                     67,150
-----------------------------------------------------------------------------------------
                                                                          $       518,575
-----------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $45,139,364)                                          $    46,834,093
-----------------------------------------------------------------------------------------

                        See notes to financial statements

COMMON STOCKS -- 2.3%

SHARES             SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
       32,537   Carlyle Key Partners III, L.P.(2)(3)(5)                   $       536,210
          379   Crown Castle International Corp.(3)                                 5,590
        3,460   Crown Castle International Corp.(3)                               156,565
        2,992   Enviromental Systems Products(2)(3)(5)                             67,829
       10,443   Hayes Lemmerz International(3)                                    157,689
           10   Identity Now Holdings Common(2)(3)(5)                                   0
        1,418   IDT Corp.(2)                                                       26,148
            8   Knowledge Universe, Inc.(2)(3)(5)                                   5,759
      725,000   Van Kampen Senior Income Trust                                  6,423,500
-----------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $5,921,676)                                           $     7,379,290
-----------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.1%

SHARES             SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
           35   Hayes Lemmerz International, Series A(2)(3)(5)            $         2,283
           15   Key Plastics, LLC, Series A(2)(3)(5)                               14,881
        1,790   Williams Cos., Inc. (The)(3)(4)                                   126,419
-----------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $107,406)                                             $       143,583
-----------------------------------------------------------------------------------------

WARRANTS -- 0.2%

SHARES/RIGHTS      SECURITY                                               VALUE
-----------------------------------------------------------------------------------------
          210   American Tower Corp., Exp. 8/1/08(2)(3)                   $        40,005
            9   Kac Mezz Holdings, Class A(2)(3)(5)                                21,495
            8   Kac Mezz Holdings, Class B(2)(3)(5)                                19,619
       45,548   Thermadyne Holdings Corp.(3)                                      639,949
-----------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $429,913)                                             $       721,068
-----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.2%

PRINCIPAL       MATURITY
AMOUNT          DATE            BORROWER                    RATE          AMOUNT
-----------------------------------------------------------------------------------------
$  13,444,000   07/01/04        Investors Bank & Trust
                                Company Time Deposit        1.44%         $    13,444,000
-----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST $13,444,000)                                        $    13,444,000
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 168.8%
   (IDENTIFIED COST $530,380,747)                                         $   538,132,815
-----------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (34.3)%                                 $  (109,327,531)
-----------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS
   CUMULATIVE UNPAID
   DIVIDENDS -- (34.5)%                                                   $  (110,013,514)
-----------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
   SHARES -- 100.0%                                                       $   318,791,770
-----------------------------------------------------------------------------------------

NOTE: THE TRUST HAS MADE COMMITMENTS TO FUND SPECIFIED AMOUNTS UNDER CERTAIN
      EXISTING CREDIT ARRANGEMENTS. PURSUANT TO THE TERMS OF THESE ARRANGEMENTS, THE TRUST HAD UNFUNDED LOAN COMMITMENTS OF $6,597,059 AS OF JUNE 30, 2004.

PIK - PAYMENT IN KIND.

(1) SENIOR FLOATING-RATE INTERESTS OFTEN REQUIRE PREPAYMENTS FROM EXCESS CASH FLOWS OR PERMIT THE BORROWER TO REPAY AT ITS ELECTION. THE DEGREE TO WHICH BORROWERS REPAY, WHETHER AS A CONTRACTUAL REQUIREMENT OR AT THEIR ELECTION, CANNOT BE PREDICTED WITH ACCURACY. AS A RESULT, THE ACTUAL REMAINING MATURITY MAY BE SUBSTANTIALLY LESS THAN THE STATED MATURITIES SHOWN. HOWEVER, IT IS ANTICIPATED THAT THE SENIOR FLOATING-RATE INTERESTS WILL HAVE AN EXPECTED AVERAGE LIFE OF APPROXIMATELY TWO TO THREE YEARS.

(2) SECURITY VALUED AT FAIR VALUE USING METHODS DETERMINED IN GOOD FAITH BY OR AT THE DIRECTION OF THE TRUSTEES.

(3)  NON-INCOME PRODUCING SECURITY.

(4) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE SOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 2004 THE AGGREGATE VALUE OF THE SECURITIES IS $12,432,687 OR 3.9% OF THE NET ASSETS.

(5)  RESTRICTED SECURITY.

                        See notes to financial statements

EATON VANCE SENIOR INCOME TRUST as of June 30, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $530,380,747)                                   $  538,132,815
Cash                                                                                         7,158,986
Cash collateral segregated for credit default swaps                                          3,900,000
Receivable for investments sold                                                                309,196
Receivable for open swap contracts                                                              24,599
Dividends and interest receivable                                                            2,518,740
Prepaid expenses                                                                                73,931
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                            $  552,118,267
------------------------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                                     $  120,000,000
Payable for investments purchased                                                            2,593,413
Miscellaneous liabilities                                                                      117,034
Payable to affiliate for Trustees' fees                                                          4,462
Payable to affiliate                                                                           376,086
Accrued expenses:
  Interest                                                                                     149,364
  Operating expense                                                                             72,624
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       $  123,312,983
------------------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES (4,400 SHARES OUTSTANDING) AT LIQUIDATION
  VALUE PLUS CUMULATIVE UNPAID DIVIDENDS                                                   110,013,514
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                                  $  318,791,770
------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common shares, $0.01 par value, unlimited number of shares authorized,
  36,323,093 shares issued and outstanding                                              $      363,231
Additional paid-in capital                                                                 360,129,921
Accumulated net realized loss (computed on the basis of identified cost)                   (50,741,352)
Accumulated undistributed net investment income                                              1,295,331
Net unrealized appreciation (computed on the basis of identified cost)                       7,744,639
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                                  $  318,791,770
------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($318,791,770 DIVIDED BY 36,323,093 COMMON SHARES ISSUED AND OUTSTANDING)               $         8.78
------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED
JUNE 30, 2004
INVESTMENT INCOME

Interest                                                                                $   24,937,036
Dividends                                                                                      393,722
Miscellaneous                                                                                  108,302
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                 $   25,439,060
------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                                  $    4,531,804
Administration fee                                                                           1,332,884
Trustees' fees and expenses                                                                     16,911
Interest                                                                                     1,694,786
Preferred shares remarketing agent fee                                                         283,220
Custodian fee                                                                                  206,820
Legal and accounting services                                                                  190,818
Transfer and dividend disbursing agent fees                                                     82,477
Printing and postage                                                                            57,869
Registration fees                                                                               35,586
Miscellaneous                                                                                   65,643
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                          $    8,498,818
------------------------------------------------------------------------------------------------------

Deduct --
  Reduction of custodian fee                                                            $        2,295
------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                                $        2,295
------------------------------------------------------------------------------------------------------

NET EXPENSES                                                                            $    8,496,523
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                   $   16,942,537
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
  Investment transactions (identified cost basis)                                       $   (2,688,138)
  Swap contracts                                                                                40,881
------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                       $   (2,647,257)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                                                   $   13,002,636
  Swap contracts                                                                                (7,429)
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                    $   12,995,207
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                        $   10,347,950
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM INCOME                                     $   (1,257,174)
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                              $   26,033,313
------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                     YEAR ENDED        YEAR ENDED
IN NET ASSETS                                           JUNE 30, 2004     JUNE 30, 2003
----------------------------------------------------------------------------------------
From operations --
  Net investment income                                 $   16,942,537    $   20,461,831
  Net realized loss on investment
    transactions and swap contracts                         (2,647,257)       (7,499,972)
  Net change in unrealized appreciation
    (depreciation) on investments and
    swap contracts                                          12,995,207        10,329,958
  Distributions to preferred shareholders
    from net investment income                              (1,257,174)       (1,607,603)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS              $   26,033,313    $   21,684,214
----------------------------------------------------------------------------------------
Distributions to common shareholders --
  From net investment income                            $  (16,135,456)   $  (18,804,935)
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS              $  (16,135,456)   $  (18,804,935)
----------------------------------------------------------------------------------------
Capital share transactions --
  Reinvestment of distributions to
    common shareholders                                 $    2,455,462    $      800,067
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS                                    $    2,455,462    $      800,067
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                              $   12,353,319    $    3,679,346
----------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES

At beginning of year                                    $  306,438,451    $  302,759,105
----------------------------------------------------------------------------------------
AT END OF YEAR                                          $  318,791,770    $  306,438,451
----------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
APPLICABLE TO COMMON
SHARES

AT END OF YEAR                                          $    1,295,331    $    1,701,865
----------------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                                                          YEAR ENDED
INCREASE (DECREASE) IN CASH                                               JUNE 30, 2004
----------------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchases of loan interests and corporate bonds                         $ (415,792,700)
  Proceeds from sales and principal repayments                               418,597,423
  Interest and dividends received                                             24,896,257
  Payable to affiliate                                                           376,086
  Miscellaneous income received                                                  (40,320)
  Interest paid                                                               (1,707,407)
  Prepaid expenses                                                                (9,067)
  Operating expenses paid                                                     (6,849,593)
  Swap contract transactions                                                      16,282
  Net decrease in short-term investments                                          21,000
----------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                        $   19,507,961
----------------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Cash distributions paid (excluding reinvestments of $2,455,462)         $  (14,941,386)
  Net increase in amounts due under commercial paper program                   2,000,000
----------------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                                    $  (12,941,386)
----------------------------------------------------------------------------------------

NET INCREASE IN CASH                                                      $    6,566,575
----------------------------------------------------------------------------------------

CASH AT BEGINNING OF YEAR                                                 $    4,492,411
----------------------------------------------------------------------------------------

CASH AT END OF YEAR                                                       $   11,058,986(1)
----------------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH USED FOR
OPERATING ACTIVITIES

Net increase in net assets from operations                                $   26,033,313
Distributions to preferred shareholders                                        1,257,174
Increase in receivable for investments sold                                      (61,079)
Increase in swap contract transactions                                           (24,599)
Decrease in dividends and interest receivable                                     90,950
Increase in prepaid expenses                                                      (9,067)
Decrease in miscellaneous liability                                             (148,622)
Increase in payable to affiliate                                                 376,058
Decrease in accrued expenses                                                     (60,449)
Increase payable for investments purchased                                     2,593,413
Net increase in investments                                                  (10,539,131)
----------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                        $   19,507,961
----------------------------------------------------------------------------------------

(1) BALANCE INCLUDES $3,900,000 OF CASH COLLATERAL THAT HAS BEEN SEGREGATED FOR CREDIT DEFAULT SWAPS.

                        See notes to financial statements

Selected data for a common share outstanding during the periods stated

                                                                                 YEAR ENDED JUNE 30,
                                                           ------------------------------------------------------------
                                                             2004(1)      2003(1)     2002(1)(2)   2001(1)      2000
-----------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of year (Common shares)         $    8.500   $    8.420   $    8.860  $    9.810  $   10.090
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                      $    0.468   $    0.569   $    0.687  $    0.872  $    0.868
Net realized and unrealized gain (loss)                         0.293        0.079       (0.420)     (0.908)     (0.271)
Distribution to preferred shareholders from net investment
 income                                                        (0.035)      (0.045)      (0.076)         --          --
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                        $    0.726   $    0.603   $    0.191  $   (0.036) $    0.597
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                 $   (0.446)  $   (0.523)  $   (0.631) $   (0.882) $   (0.877)
-----------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                 $   (0.446)  $   (0.523)  $   (0.631) $   (0.882) $   (0.877)
-----------------------------------------------------------------------------------------------------------------------

OFFERING COSTS CHARGED TO PAID-IN CAPITAL                  $       --   $       --   $       --  $   (0.001) $       --
-----------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                    $       --   $       --   $       --  $   (0.031) $       --
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)             $    8.780   $    8.500   $    8.420  $    8.860  $    9.810
-----------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                $    9.460   $    8.920   $    7.760  $    8.940  $    9.313
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 11.59%       23.03%       (6.18)%      5.65%       2.00%
-----------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Selected data for a common share outstanding during the periods stated

                                                                                YEAR ENDED JUNE 30,
                                                           ------------------------------------------------------------
                                                             2004(1)      2003(1)    2002(1)(2)    2001(1)      2000
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Net assets applicable to common shares, end of year        $  318,792   $  306,438   $  302,759  $  317,597  $  349,803
 (000's omitted)
Ratios (As a percentage of average net assets applicable
 to common shares):
   Net expenses(4)                                               2.17%        2.22%        2.28%       1.89%       1.84%
   Net expenses after custodian fee reduction(4)                 2.17%        2.22%        2.28%       1.89%       1.84%
   Interest expense                                              0.54%        0.72%        0.85%       2.50%       2.41%
   Total expenses(4)                                             2.71%        2.94%        3.13%       4.39%       4.25%
   Net investment income(4)                                      5.41%        6.92%        8.01%       9.37%       8.73%
Portfolio Turnover                                                 82%          56%          69%         37%         63%

+ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares since the initial offering of preferred share are as follows:

Ratios (As a percentage of average total net assets):
   Net expenses(4)                                               1.61%        1.62%        1.68%       1.88%
   Net expenses after custodian fee reduction(4)                 1.61%        1.62%        1.68%       1.88%
   Interest expense                                              0.40%        0.52%        0.63%       2.50%
   Total expenses(4)                                             2.01%        2.14%        2.31%       4.38%
   Net investment income(4)                                      4.00%        5.05%        5.90%       9.33%
-----------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                           4,400        4,400        4,400       4,400
   Asset coverage per preferred share(5)                   $   97,456   $   94,649   $   93,814  $   97,192
   Involuntary liquidation preference per
     preferred share(6)                                    $   25,000   $   25,000   $   25,000  $   25,000
   Approximate market value per preferred share(6)         $   25,000   $   25,000   $   25,000  $   25,000

(1) Net investment income per share was computed using average shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended June 30, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets attributable to common shares by less than 0.01%. Per share data and ratios for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leverage capital structure.

(5) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6) Plus accumulated and unpaid dividends.

                        See notes to financial statements

EATON VANCE SENIOR INCOME TRUST as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

   Eaton Vance Senior Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital, by investing primarily in senior, floating rate loans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   Certain prior year amounts have been reclassified for presentation purposes.

   A INVESTMENT VALUATION -- The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed liquid because reliable market quotations are readily available for them. Liquid loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on evaluations of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar loans and the market environment and investor attitudes towards the Senior Loan and interests in similar loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Non-loan portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the average of the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2004, the Trust, for federal income tax purposes, had a capital loss carryover of $49,875,806, which will expire on June 30, 2009 ($1,925,241), June 30, 2010 ($27,557,475), June 30,
   2011 ($13,711,847), and June 30, 2012 ($6,681,243). These amounts will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

   Additionally, at June 30, 2004, the Trust had net capital losses of $850,511 attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of the Trust's taxable year ending June 30, 2005. At June 30, 2004 the undistributed ordinary income on a tax basis was $1,295,331 and differed from accumulated net investment income due to the different treatment for premium amortization. All distributions in the year ended June 30, 2004 were from ordinary income for tax purposes.

   D CREDIT DEFAULT SWAPS -- The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is a buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

   E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses in the statement of operations.

   F USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties of the Trust and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

2  Auction Preferred Shares (APS)

   The Trust issued 2,200 shares of Auction Preferred Shares Series A and 2,200 shares of Auction Preferred Shares Series B on June 27, 2001 in a public offering. The underwriting discount and other offering costs were recorded as a reduction to paid in capital. Dividends on the APS, which accrue daily, are paid cumulatively at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates at June 30, 2004 were 1.65% and 1.20% for Series A and Series B Shares, respectively. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

   The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the

   Trust's By-Laws. The Trust pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  Distributions to Shareholders

   The Trust intends to make monthly distributions to common shareholders of net investment income, after payment of any dividends on any outstanding preferred shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on June 30, 2004 was 1.65% and 1.20%, for Series A and Series B shares, respectively. For the year ended June 30, 2004, the Trust paid dividends to Auction Preferred shareholders amounting to $635,322 and $621,852 for Series A and Series B shares, respectively, representing an average APS dividend rate for such period of 1.14% and 1.12%, respectively.

4  Common Shares of Beneficial Interest

   The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                                         Year Ended June 30,
                                                         ------------------
                                                          2004       2003
   ------------------------------------------------------------------------
   Issued to shareholders electing to receive payments
     of distributions in Trust common shares             279,215     95,799
   ------------------------------------------------------------------------
   NET INCREASE                                          279,215     95,799
   ------------------------------------------------------------------------

5  Investment Adviser Fee and Other Transactions with Affiliates

   The investment adviser fee, computed at a monthly rate of 17/240 of 1% (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Trust. For the year ended June 30, 2004, the fee was equivalent to 0.85% (annualized) of the Trust's average weekly gross assets and amounted to $4,531,804. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the year ended June 30, 2004, the fee was equivalent to 0.25% of the Trust's average weekly gross assets for such period and amounted to $1,332,884.

   Certain officers and Trustees of the Trust are officers of the above organization.

6  Investment Transactions

   The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans, corporate bonds and equities aggregated $418,336,746 and $418,658,502, respectively, for the year ended June 30, 2004.

7  Short-Term Debt and Credit Agreements

   The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $120 million to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes commercial paper program fees of approximately $335,000 and a commitment fee of approximately $183,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. There were no significant borrowings under this agreement during the period. As of June 30, 2004, the Trust had commercial paper outstanding of $120,000,000, at an interest rate of 1.17% and is reflected in the demand note payable on the Statement of Assets and Liabilities. Maximum and average borrowings for the year ended June 30, 2004 were $120,000,000 and $109,877,049, respectively, and the average interest rate was 1.06%.

8  Financial Instruments

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At June 30, 2004, the Trust had entered into credit default swaps with Credit Suisse First Boston dated February 6, 2004 whereby the Trust will receive 2.45% per year times the notional amount of $3,900,000. The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap). At June 30, 2004, the Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

   The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $   530,395,782
   ---------------------------------------------------------
   Gross unrealized appreciation             $     9,122,157
   Gross unrealized depreciation                  (1,385,124)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION               $     7,737,033
   ---------------------------------------------------------
   Unrealized depreciation on swap contracts was $7,429.

EATON VANCE SENIOR INCOME TRUST as of June 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Senior Income Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Senior Income Trust (the Trust) as of June 30, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2004, and the financial highlights for each of the years in the five-year period ended June 30, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities and Senior Loans owned at June 30, 2004 by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Eaton Vance Senior Income Trust at June 30, 2004, the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 13, 2004

EATON VANCE SENIOR INCOME TRUST
DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc. at 1-800-331-1710.

EATON VANCE SENIOR INCOME TRUST
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                              --------------------------------------------------
                              Please print exact name on account:

                              --------------------------------------------------
                              Shareholder signature                 Date

                              --------------------------------------------------
                              Shareholder signature                 Date

                              Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THE AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                       Eaton Vance Senior Income Trust
                       c/o PFPC Inc.
                       P.O. Box 43027
                       Providence, RI 02940-3027
                       800-331-1710

NUMBER OF EMPLOYEES
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of June 30, 2004, our records indicate that there were 278 registered shareholders for and approximately 16,500 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                       Eaton Vance Distributors, Inc.
                       The Eaton Vance Building
                       255 State Street
                       Boston, MA 02109
                       1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL

The New York Stock Exchange Symbol is EVF

EATON VANCE SENIOR INCOME TRUST
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Senior Income Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter and a wholly-owned subsidiary of EVM.

                                                                                       NUMBER
                               TERM OF                                             OF PORTFOLIOS
                 POSITION(S) OFFICE AND                                           IN FUND COMPLEX
NAME AND          WITH THE    LENGTH OF          PRINCIPAL OCCUPATION(S)            OVERSEEN BY
DATE OF BIRTH      TRUST       SERVICE           DURING PAST FIVE YEARS              TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEE(S)

James B. Hawkes   Trustee    Until 2005. Chairman, President and Chief Executive         197       Director of EVC
11/19/41          and        3 years.    Officer of BMR, EVC, EVM and EV;
                  President  Trustee     Director of EV; Vice President and
                             since 1998. Director of EVD. Trustee and/or officer
                                         of 197 registered investment
                                         companies in the Eaton Vance Fund
                                         Complex. Mr. Hawkes is an
                                         interested person because of his
                                         positions with BMR, EVM, EVC and
                                         EV, which are affiliates of the
                                         Trust.

NONINTERESTED
TRUSTEE(S)

Samuel L. Hayes,  Trustee    Until 2006. Jacob H. Schiff Professor of Investment         197       Director of Tiffany & Co.
III                          3 years.    Banking Emeritus, Harvard University                      (specialty retailer) and
2/23/35                      Trustee     Graduate School of Business                               Director of Telect, Inc.
                             since 1998. Administration.                                           (telecommunication services
                                                                                                   company)

William H. Park   Trustee    Until 2004. President and Chief Executive Officer,          194       None
9/19/47                      Trustee     Prizm Capital Management, LLC
                             since 2003. (investment management firm) (since
                             2002). Executive Vice President and Chief Financial
                             Officer, United Asset Management Corporation (a
                             holding company owning institutional investment
                             management firms)(1982-2001).

Ronald A.         Trustee    Until 2005. Professor of Law, Georgetown University         194       None
Pearlman          Trustee    Law Center  (since 1999). Tax Partner,
7/10/40                      since 2003. Covington & Burling, Washington, D.C.
                                         (1991-2000).

Norton H. Reamer  Trustee    Until 2006. President, Chief Executive Officer and          197       None
9/21/35                      3 years.    a Director of Asset Management Finance
                             Trustee     Corp. (a specialty finance company
                             since 1998. serving the investment management
                                         industry) (since October 2003).
                                         President, Unicorn Corporation (an
                                         investment and financial advisory
                                         services company) (since
                                         September 2000). Chairman, Hellman,
                                         Jordan Management Co., Inc. (an
                                         investment management company)
                                         (2000-2003). Formerly, Advisory
                                         Director of Berkshire Capital
                                         Corporation (investment banking firm)
                                         (2002-2003). Formerly, Chairman of the
                                         Board, United Asset Management
                                         Corporation (a holding company owning
                                         institutional investment management
                                         firms) and Chairman, President and
                                         Director, UAM Funds (mutual funds)
                                         (1980-2000).

Lynn A. Stout     Trustee    Until 2004. Professor of Law, University of                 197       None
9/14/57                      3 years.    California at Los Angeles School of Law
                             Trustee     (since July 2001). Formerly, Professor
                             since 1999. of Law, Georgetown University Law
                                         Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                              TERM OF
                           POSITION(S)      OFFICE AND
       NAME AND             WITH THE         LENGTH OF                      PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH             TRUST           SERVICE                       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Scott H. Page            Vice President     Since 1998    Vice President of EVM and BMR. Officer of 14 registered
11/30/59                                                  investment companies managed by EVM or BMR.

John P. Redding          Vice President     Since 2001    Vice President of EVM and BMR. Officer of 1 registered
3/21/63                                                   investment company managed by EVM or BMR.

Payson F. Swaffield      Vice President     Since 1998    Vice President of EVM and BMR. Officer of 14 registered
8/13/56                                                   investment companies managed by EVM or BMR.

Michael W. Weilheimer    Vice President     Since 1998    Vice President of EVM and BMR. Officer of 11 registered
2/11/61                                                   investment companies managed by EVM or BMR.

Alan R. Dynner           Secretary          Since 1998    Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                                  EVM, EVD, EV and EVC; Officer of 197 registered investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer          Since 1998    Vice President of BMR, EVM and EVD. Officer of 118
4/1/45                                                    registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

     INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE SENIOR INCOME TRUST
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 1-800-331-1710

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                         EATON VANCE SENIOR INCOME TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

171-8/04                                                                  SITSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended June 30, 2003 and June 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEAR ENDED                                             6/30/03         6/30/04
-------------------------------------------------------------------------------------
Audit Fees                                                  $  84,666       $  87,179

Audit-Related Fees(1)                                          31,930          21,218

Tax Fees(2)                                                     6,000           6,100

All Other Fees(3)                                                   0               0
                                                            -------------------------
Total                                                       $ 122,596       $ 114,497
                                                            -------------------------

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

FISCAL YEAR ENDED                                         6/30/03       6/30/04
--------------------------------------------------------------------------------
REGISTRANT                                               $  37,930     $  27,318

EATON VANCE(1)                                           $ 402,045     $ 287,437

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust
-------------------------------

By:     /s/ James B. Hawkes
      --------------------------------------
       James B. Hawkes
       President


Date:  August 13, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ James L. O'Connor
      -------------------------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004


By:     /s/ James B. Hawkes
      -------------------------------------
       James B. Hawkes
       President


Date:  August 13, 2004